Schedule of Investments(a)
Invesco Active U.S. Real Estate ETF (PSR)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Apartments-9.70%
American Campus Communities, Inc.	6,284	$ 293,777
Apartment Investment & Management Co., Class A	13,881	687,665
AvalonBay Communities, Inc.	8,720	1,820,649
Equity Residential	24,056	1,897,778
Essex Property Trust, Inc.	5,543	1,675,205
Mid-America Apartment Communities, Inc.	9,843	1,159,899
		7,534,973
Data Centers-5.90%
Digital Realty Trust, Inc.	13,018	1,488,739
Equinix, Inc.	5,542	2,782,638
QTS Realty Trust, Inc., Class A	6,798	314,611
		4,585,988
Diversified-3.09%
STORE Capital Corp.	11,198	383,084
VEREIT, Inc.	79,267	722,915
Vornado Realty Trust	13,390	861,245
Washington REIT	16,139	434,946
		2,402,190
Free Standing-5.28%
Agree Realty Corp.	3,453	230,833
Kimco Realty Corp.	56,877	1,092,607
National Retail Properties, Inc.	15,968	834,169
Realty Income Corp.	19,919	1,378,594
Spirit Realty Capital, Inc.(b)	12,835	566,280
		4,102,483
Health Care-10.29%
CareTrust REIT, Inc.	20,011	464,856
HCP, Inc.	43,437	1,386,943
Healthcare Realty Trust, Inc.	10,675	341,387
LTC Properties, Inc.	4,736	218,282
Medical Properties Trust, Inc.	26,643	466,252
National Health Investors, Inc.	5,897	468,104
Omega Healthcare Investors, Inc.(b)	21,194	769,342
Ventas, Inc.	26,516	1,784,262
Welltower, Inc.	25,165	2,091,715
		7,991,143
Industrial-10.62%
Americold Realty Trust	15,762	528,500
Duke Realty Corp.	30,117	1,003,800
EastGroup Properties, Inc.	5,648	680,471
Industrial Logistics Properties Trust	31,014	663,079
Liberty Property Trust	13,419	701,814
Prologis, Inc.	42,617	3,435,356
Rexford Industrial Realty, Inc.	10,522	435,611
STAG Industrial, Inc.	7,785	231,370
Terreno Realty Corp.	11,661	569,756
		8,249,757
Infrastructure REITs-15.45%
American Tower Corp.	29,326	6,205,968
Crown Castle International Corp.	25,963	3,459,829
SBA Communications Corp., Class A(c)	9,514	2,334,831
		12,000,628
Lodging Resorts-4.71%
DiamondRock Hospitality Co.	27,663	278,566
Host Hotels & Resorts, Inc.	89,854	1,562,561
Park Hotels & Resorts, Inc.	27,406	723,792
	Shares	Value
Lodging Resorts-(continued)
RLJ Lodging Trust	15,777	$ 272,627
Ryman Hospitality Properties, Inc.	9,289	696,675
Sunstone Hotel Investors, Inc.	9,418	124,412
		3,658,633
Manufactured Homes-3.58%
Camden Property Trust	7,922	821,590
Equity LifeStyle Properties, Inc.	9,755	1,212,059
Sun Communities, Inc.	5,637	748,650
		2,782,299
Office-8.49%
Alexandria Real Estate Equities, Inc.	9,017	1,319,728
Boston Properties, Inc.	13,577	1,805,062
Columbia Property Trust, Inc.	12,071	264,717
Corporate Office Properties Trust	8,260	230,619
Douglas Emmett, Inc.	15,892	648,711
Empire State Realty Trust, Inc., Class A	23,623	330,958
Hudson Pacific Properties, Inc.	8,645	305,169
Kilroy Realty Corp.	3,533	280,732
Paramount Group, Inc.	14,809	204,809
Piedmont Office Realty Trust, Inc., Class A	24,579	511,489
SL Green Realty Corp.	8,501	689,261
		6,591,255
Regional Malls-4.83%
Simon Property Group, Inc.	23,143	3,753,795
Self Storage-2.95%
Extra Space Storage, Inc.	2,203	247,595
Public Storage	8,432	2,046,953
		2,294,548
Shopping Centers-4.00%
Federal Realty Investment Trust	8,225	1,085,782
Regency Centers Corp.	10,402	693,814
Retail Properties of America, Inc., Class A	50,824	618,020
SITE Centers Corp.	28,080	400,140
Weingarten Realty Investors	11,011	307,317
		3,105,073
Single Family Homes-3.30%
American Homes 4 Rent, Class A	23,540	569,903
Invitation Homes, Inc.	49,795	1,367,869
UDR, Inc.	13,511	622,317
		2,560,089
Specialty-6.41%
CatchMark Timber Trust, Inc., Class A	15,533	157,815
CoreSite Realty Corp.	2,680	280,891
EPR Properties	12,511	931,194
Gaming and Leisure Properties, Inc.	16,722	630,587
Lamar Advertising Co., Class A	14,492	1,172,693
Life Storage, Inc.	1,166	113,673
National Storage Affiliates Trust	31,722	960,859
Outfront Media, Inc.	26,769	727,581
		4,975,293
Timber REITs-1.36%
Rayonier, Inc.	17,195	499,343
Weyerhaeuser Co.	21,921	557,012
		1,056,355
Total Common Stocks & Other Equity Interests (Cost $72,051,228)		77,644,502

Invesco Active U.S. Real Estate ETF (PSR)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value

Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $10,501)	10,501	$ 10,501
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $72,061,729)		77,655,003
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.59%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	929,234	929,234
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	309,621	$ 309,745
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,238,966)		1,238,979
TOTAL INVESTMENTS IN SECURITIES-101.56% (Cost $73,300,695)		78,893,982
OTHER ASSETS LESS LIABILITIES-(1.56)%		(1,214,995)
NET ASSETS-100.00%		$77,678,987

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Balanced Multi-Asset Allocation ETF (PSMB)
July 31, 2019
(Unaudited)
	Shares	Value
Exchange-Traded Funds-99.97%(a)
Invesco Corporate Income Defensive ETF(b)	3,161	$ 81,206
Invesco Corporate Income Value ETF	1,878	46,222
Invesco Emerging Markets Sovereign Debt ETF	3,637	106,601
Invesco Investment Grade Defensive ETF	6,580	171,080
Invesco Investment Grade Value ETF(b)	3,566	95,194
Invesco RAFI™ Strategic Developed ex-US ETF	8,973	219,480
Invesco RAFI™ Strategic Emerging Market ETF	2,260	57,268
Invesco RAFI™ Strategic US ETF	15,341	394,264
Invesco RAFI™ Strategic US Small Company ETF(b)	8,979	211,815
Invesco S&P 500® Low Volatility ETF	3,810	211,607
Invesco S&P 500® Pure Growth ETF	2,758	331,898
Invesco S&P Emerging Markets Low Volatility ETF	1,399	33,030
Invesco S&P International Developed Low Volatility ETF	4,740	158,980
Invesco S&P MidCap Low Volatility ETF	1,175	60,912
Invesco Senior Loan ETF	2,338	53,353
Invesco Taxable Municipal Bond ETF(b)	5,936	187,043
Invesco Variable Rate Investment Grade ETF	15,316	380,909
Total Exchange-Traded Funds (Cost $2,726,356)		2,800,862
Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(c) (Cost $583)	583	583
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $2,726,939)		2,801,445
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.67%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)(d)	182,120	$ 182,120
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)(d)	60,682	60,707
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $242,827)		242,827
TOTAL INVESTMENTS IN SECURITIES-108.66% (Cost $2,969,766)		3,044,272
OTHER ASSETS LESS LIABILITIES-(8.66)%		(242,697)
NET ASSETS-100.00%		$2,801,575
Investment Abbreviations:
ETF	-Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2019.

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2019	Dividend Income
Invesco 1-30 Laddered Treasury ETF*	$201,793	$20,170	$(233,374)	$8,447	$2,964	$-	$2,158
Invesco Corporate Income Defensive ETF	-	81,268	(939)	878	(1)	81,206	899
Invesco Corporate Income Value ETF	-	46,970	(246)	(499)	(3)	46,222	738
Invesco Emerging Markets Sovereign Debt ETF	99,961	7,500	(12,496)	12,556	(920)	106,601	3,957
Invesco FTSE RAFI Developed Markets ex-U.S. ETF*	225,847	6,054	(241,608)	9,524	183	-	2,736
Invesco FTSE RAFI Emerging Markets ETF*	48,172	193	(52,400)	1,728	2,307	-	323
Invesco FTSE RAFI US 1000 ETF*	344,417	26,244	(393,331)	(6,746)	29,416	-	3,413
Invesco FTSE RAFI US 1500 Small-Mid ETF*	181,245	22,631	(213,959)	6,482	3,601	-	994
Invesco Fundamental High Yield® Corporate Bond ETF*	99,026	5,922	(107,765)	2,524	293	-	2,129
Invesco Fundamental Investment Grade Corporate Bond ETF*	251,708	20,384	(279,850)	4,776	2,982	-	3,802

Invesco Balanced Multi-Asset Allocation ETF (PSMB)—(continued)
July 31, 2019
(Unaudited)
	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2019	Dividend Income
Invesco Investment Grade Defensive ETF	$-	$170,055	$(2,222)	$3,244	$3	$171,080	$1,054
Invesco Investment Grade Value ETF	-	93,831	(1,882)	3,220	25	95,194	735
Invesco RAFI™ Strategic Developed ex-US ETF	-	226,653	(2,841)	(4,327)	(5)	219,480	1,353
Invesco RAFI™ Strategic Emerging Market ETF	-	60,312	(441)	(2,592)	(11)	57,268	534
Invesco RAFI™ Strategic US ETF	-	394,406	(7,943)	7,772	29	394,264	1,931
Invesco RAFI™ Strategic US Small Company ETF	-	214,874	(1,286)	(1,750)	(23)	211,815	615
Invesco Russell Top 200 Pure Growth ETF*	294,065	20,110	(354,162)	(23,218)	63,205	-	1,477
Invesco S&P 500® Low Volatility ETF	191,720	11,372	(21,392)	28,970	937	211,607	3,362
Invesco S&P 500® Pure Growth ETF	-	332,512	(4,200)	3,554	32	331,898	629
Invesco S&P Emerging Markets Low Volatility ETF	48,162	4,107	(20,820)	2,393	(812)	33,030	1,476
Invesco S&P International Developed Low Volatility ETF	173,409	1,548	(30,997)	15,564	(544)	158,980	4,514
Invesco S&P MidCap Low Volatility ETF	54,713	3,412	(4,060)	6,783	64	60,912	849
Invesco Senior Loan ETF	50,208	5,490	(1,884)	(342)	(119)	53,353	1,968
Invesco Taxable Municipal Bond ETF	-	184,168	(4,495)	7,325	45	187,043	1,815
Invesco Variable Rate Investment Grade ETF	355,959	54,765	(27,470)	(1,761)	(584)	380,909	8,800
Total Investments in Affiliates	$2,620,405	$2,014,951	$(2,022,063)	$84,505	$103,064	$2,800,862	$52,261

*	At July 31, 2019, this security was no longer held.

(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
July 31, 2019
(Unaudited)
	Shares	Value
Exchange-Traded Funds-99.98%(a)
Invesco Corporate Income Defensive ETF(b)	5,566	$ 142,991
Invesco Corporate Income Value ETF	3,274	80,581
Invesco Emerging Markets Sovereign Debt ETF	5,197	152,324
Invesco Investment Grade Defensive ETF	10,014	260,364
Invesco Investment Grade Value ETF	5,452	145,541
Invesco Preferred ETF(b)	13,673	203,864
Invesco PureBetaSM 0-5 Yr US TIPS ETF	7,568	188,443
Invesco RAFI™ Strategic Developed ex-US ETF	2,095	51,244
Invesco RAFI™ Strategic US ETF	6,942	178,409
Invesco S&P 500® Low Volatility ETF	1,569	87,142
Invesco S&P 500® Pure Growth ETF	1,264	152,110
Invesco S&P International Developed Low Volatility ETF	1,531	51,350
Invesco Senior Loan ETF(b)	8,907	203,258
Invesco Taxable Municipal Bond ETF	5,801	182,790
Invesco Variable Rate Investment Grade ETF	21,013	522,593
Total Exchange-Traded Funds (Cost $2,535,292)		2,603,004
Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(c) (Cost $872)	872	872
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $2,536,164)		2,603,876
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.85%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)(d)	172,777	$ 172,777
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)(d)	57,569	57,592
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $230,369)		230,369
TOTAL INVESTMENTS IN SECURITIES-108.86% (Cost $2,766,533)		2,834,245
OTHER ASSETS LESS LIABILITIES-(8.86)%		(230,584)
NET ASSETS-100.00%		$2,603,661
Investment Abbreviations:
ETF	-Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2019.

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2019	Dividend Income
Invesco 1-30 Laddered Treasury ETF*	$80,460	$832,773	$(928,293)	$3,321	$11,739	$-	$5,396
Invesco Corporate Income Defensive ETF	-	143,565	(2,155)	1,561	20	142,991	1,598
Invesco Corporate Income Value ETF	-	82,093	(645)	(865)	(2)	80,581	1,299
Invesco Emerging Markets Sovereign Debt ETF	72,718	717,730	(694,942)	16,775	40,043	152,324	13,436
Invesco FTSE RAFI Developed Markets ex-U.S. ETF*	33,823	337,609	(406,780)	303	35,045	-	1,884
Invesco FTSE RAFI US 1000 ETF*	73,525	751,997	(926,841)	(4,885)	106,204	-	3,658
Invesco Fundamental High Yield® Corporate Bond ETF*	106,947	1,041,710	(1,213,270)	3,932	60,681	-	14,060
Invesco Fundamental Investment Grade Corporate Bond ETF*	195,700	1,970,184	(2,222,925)	6,686	50,355	-	18,541
Invesco Investment Grade Defensive ETF	-	260,383	(5,045)	4,954	72	260,364	1,619
Invesco Investment Grade Value ETF	-	144,848	(4,341)	4,923	111	145,541	1,134
Invesco Preferred ETF	98,266	965,138	(935,935)	17,291	59,104	203,864	20,344

Invesco Conservative Multi-Asset Allocation ETF (PSMC)—(continued)
July 31, 2019
(Unaudited)
	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2019	Dividend Income
Invesco PureBetaSM 0-5 Yr US TIPS ETF	$90,992	$920,327	$(839,747)	$3,167	$13,704	$188,443	$2,499
Invesco RAFI™ Strategic Developed ex-US ETF	-	54,010	(1,770)	(993)	(3)	51,244	322
Invesco RAFI™ Strategic US ETF	-	181,946	(7,119)	3,571	11	178,409	891
Invesco Russell Top 200 Pure Growth ETF*	64,494	670,793	(867,594)	(14,959)	147,266	-	1,175
Invesco S&P 500® Low Volatility ETF	46,694	452,078	(486,338)	10,289	64,419	87,142	3,869
Invesco S&P 500® Pure Growth ETF	-	155,322	(4,909)	1,671	26	152,110	294
Invesco S&P International Developed Low Volatility ETF	27,718	274,082	(281,621)	6,029	25,142	51,350	2,313
Invesco Senior Loan ETF	107,549	1,065,202	(1,009,601)	3,496	36,612	203,258	18,834
Invesco Taxable Municipal Bond ETF	-	181,968	(6,485)	7,149	158	182,790	1,790
Invesco Variable Rate Investment Grade ETF	250,050	2,552,799	(2,301,814)	52	21,506	522,593	29,478
Total Investments in Affiliates	$1,248,936	$13,756,557	$(13,148,170)	$73,468	$672,213	$2,603,004	$144,434

*	At July 31, 2019, this security was no longer held.

(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Growth Multi-Asset Allocation ETF (PSMG)
July 31, 2019
(Unaudited)
	Shares	Value
Exchange-Traded Funds-99.99%(a)
Invesco Emerging Markets Sovereign Debt ETF	2,677	$ 78,463
Invesco Investment Grade Defensive ETF	6,788	176,488
Invesco Investment Grade Value ETF(b)	3,666	97,864
Invesco RAFI™ Strategic Developed ex-US ETF	19,903	486,827
Invesco RAFI™ Strategic Emerging Market ETF	5,853	148,315
Invesco RAFI™ Strategic US ETF	28,192	724,534
Invesco RAFI™ Strategic US Small Company ETF(b)	15,346	362,012
Invesco S&P 500® Low Volatility ETF	7,565	420,160
Invesco S&P 500® Pure Growth ETF(b)	5,459	656,936
Invesco S&P Emerging Markets Low Volatility ETF	3,620	85,468
Invesco S&P International Developed Low Volatility ETF	10,438	350,091
Invesco S&P MidCap Low Volatility ETF	1,868	96,837
Invesco S&P SmallCap Low Volatility ETF	3,015	147,132
Invesco Taxable Municipal Bond ETF(b)	6,242	196,686
Invesco Variable Rate Investment Grade ETF	12,947	321,992
Total Exchange-Traded Funds (Cost $4,251,562)		4,349,805
Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(c) (Cost $494)	494	494
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $4,252,056)		4,350,299
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-11.61%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)(d)	378,660	$ 378,660
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)(d)	126,461	126,512
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $505,172)		505,172
TOTAL INVESTMENTS IN SECURITIES-111.61% (Cost $4,757,228)		4,855,471
OTHER ASSETS LESS LIABILITIES-(11.61)%		(505,250)
NET ASSETS-100.00%		$4,350,221
Investment Abbreviations:
ETF	-Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2019.

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2019	Dividend Income
Invesco 1-30 Laddered Treasury ETF*	$147,256	$177,035	$(336,231)	$4,827	$7,113	$-	$2,479
Invesco Emerging Markets Sovereign Debt ETF	31,030	64,282	(23,894)	6,515	530	78,463	2,270
Invesco FTSE RAFI Developed Markets ex-U.S. ETF*	301,609	317,971	(644,889)	13,264	12,045	-	6,163
Invesco FTSE RAFI Emerging Markets ETF*	82,584	87,039	(178,845)	3,961	5,261	-	912
Invesco FTSE RAFI US 1000 ETF*	428,875	472,496	(953,895)	(7,441)	59,965	-	7,233
Invesco FTSE RAFI US 1500 Small-Mid ETF*	210,106	250,119	(482,106)	4,867	17,014	-	1,867
Invesco Fundamental Investment Grade Corporate Bond ETF*	161,977	188,879	(359,530)	2,954	5,720	-	3,866
Invesco Investment Grade Defensive ETF	-	176,575	(3,423)	3,331	5	176,488	1,086
Invesco Investment Grade Value ETF	-	96,776	(2,239)	3,311	16	97,864	755
Invesco RAFI™ Strategic Developed ex-US ETF	-	500,245	(3,713)	(9,698)	(7)	486,827	2,986
Invesco RAFI™ Strategic Emerging Market ETF	-	155,817	(703)	(6,784)	(15)	148,315	1,377

Invesco Growth Multi-Asset Allocation ETF (PSMG)—(continued)
July 31, 2019
(Unaudited)
	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2019	Dividend Income
Invesco RAFI™ Strategic US ETF	$-	$721,557	$(11,223)	$14,143	$57	$724,534	$3,532
Invesco RAFI™ Strategic US Small Company ETF	-	367,504	(2,409)	(3,039)	(44)	362,012	1,047
Invesco Russell Top 200 Pure Growth ETF*	393,915	436,054	(926,515)	(30,001)	126,547	-	3,233
Invesco S&P 500® Low Volatility ETF	251,036	272,970	(166,221)	37,768	24,607	420,160	6,888
Invesco S&P 500® Pure Growth ETF	-	659,315	(9,483)	7,030	74	656,936	1,248
Invesco S&P Emerging Markets Low Volatility ETF	76,682	90,405	(83,628)	2,600	(591)	85,468	3,653
Invesco S&P International Developed Low Volatility ETF	250,449	264,116	(199,103)	26,714	7,915	350,091	10,436
Invesco S&P MidCap Low Volatility ETF	69,916	74,985	(60,982)	6,577	6,341	96,837	1,620
Invesco S&P SmallCap Low Volatility ETF	80,833	106,606	(49,110)	6,020	2,783	147,132	2,851
Invesco Taxable Municipal Bond ETF	-	194,102	(5,161)	7,700	45	196,686	1,909
Invesco Variable Rate Investment Grade ETF	203,913	253,374	(134,520)	(601)	(174)	321,992	7,797
Total Investments in Affiliates	$2,690,181	$5,928,222	$(4,637,823)	$94,018	$275,207	$4,349,805	$75,208

*	At July 31, 2019, this security was no longer held.

(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
July 31, 2019
(Unaudited)
	Shares	Value
Exchange-Traded Funds-99.97%(a)
Invesco Corporate Income Defensive ETF(b)	7,097	$ 182,323
Invesco Corporate Income Value ETF	4,161	102,413
Invesco Emerging Markets Sovereign Debt ETF	8,119	237,968
Invesco Investment Grade Defensive ETF	11,678	303,628
Invesco Investment Grade Value ETF	6,444	172,022
Invesco Preferred ETF(b)	16,021	238,873
Invesco PureBetaSM 0-5 Yr US TIPS ETF	9,294	231,420
Invesco RAFI™ Strategic Developed ex-US ETF	8,256	201,942
Invesco RAFI™ Strategic US ETF(b)	15,686	403,130
Invesco RAFI™ Strategic US Small Company ETF(b)	6,568	154,939
Invesco S&P 500® Low Volatility ETF	3,876	215,273
Invesco S&P 500® Pure Growth ETF	3,064	368,722
Invesco S&P International Developed Low Volatility ETF	6,029	202,213
Invesco S&P MidCap Low Volatility ETF	1,799	93,260
Invesco Senior Loan ETF	7,829	178,658
Invesco Taxable Municipal Bond ETF	9,469	298,368
Invesco Variable Rate Investment Grade ETF	20,759	516,276
Total Exchange-Traded Funds (Cost $3,979,912)		4,101,428
Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(c) (Cost $1,068)	1,068	1,068
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $3,980,980)		4,102,496
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.36%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)(d)	257,284	$ 257,284
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)(d)	85,727	85,761
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $343,045)		343,045
TOTAL INVESTMENTS IN SECURITIES-108.36% (Cost $4,324,025)		4,445,541
OTHER ASSETS LESS LIABILITIES-(8.36)%		(342,859)
NET ASSETS-100.00%		$4,102,682
Investment Abbreviations:
ETF	-Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2019.

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2019	Dividend Income
Invesco 1-30 Laddered Treasury ETF*	$86,330	$198,204	$(296,458)	$4,043	$7,881	$-	$2,640
Invesco Corporate Income Defensive ETF	-	181,384	(1,040)	1,981	(2)	182,323	2,018
Invesco Corporate Income Value ETF	-	103,516	-	(1,103)	-	102,413	1,635
Invesco Emerging Markets Sovereign Debt ETF	73,894	160,415	(22,606)	27,762	(1,497)	237,968	8,540
Invesco FTSE RAFI Developed Markets ex-U.S. ETF*	83,158	176,675	(272,683)	423	12,427	-	3,029
Invesco FTSE RAFI US 1000 ETF*	123,173	282,231	(431,305)	(8,285)	34,186	-	3,671
Invesco FTSE RAFI US 1500 Small-Mid ETF*	40,277	97,062	(145,419)	(2,569)	10,649	-	663
Invesco Fundamental High Yield® Corporate Bond ETF*	92,962	196,170	(298,897)	3,163	6,602	-	5,731
Invesco Fundamental Investment Grade Corporate Bond ETF*	149,169	327,076	(490,473)	5,195	9,033	-	6,453
Invesco Investment Grade Defensive ETF	-	299,968	(2,119)	5,776	3	303,628	1,871
Invesco Investment Grade Value ETF	-	169,067	(2,918)	5,818	55	172,022	1,328

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)—(continued)
July 31, 2019
(Unaudited)
	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2019	Dividend Income
Invesco Preferred ETF	$74,912	$153,997	$(7,475)	$17,686	$(247)	$238,873	$9,394
Invesco PureBetaSM 0-5 Yr US TIPS ETF	68,813	170,753	(11,435)	3,531	(242)	231,420	3,324
Invesco RAFI™ Strategic Developed ex-US ETF	-	209,356	(3,464)	(3,944)	(6)	201,942	1,248
Invesco RAFI™ Strategic US ETF	-	404,489	(9,400)	8,017	24	403,130	1,980
Invesco RAFI™ Strategic US Small Company ETF	-	157,006	(796)	(1,257)	(14)	154,939	452
Invesco Russell Top 200 Pure Growth ETF*	105,775	241,358	(391,366)	(23,039)	67,272	-	1,602
Invesco S&P 500® Low Volatility ETF	66,322	145,551	(23,617)	25,982	1,035	215,273	3,365
Invesco S&P 500® Pure Growth ETF	-	370,548	(5,873)	4,010	37	368,722	702
Invesco S&P International Developed Low Volatility ETF	68,866	142,115	(24,887)	16,434	(315)	202,213	5,545
Invesco S&P MidCap Low Volatility ETF	17,698	73,749	(4,314)	6,029	98	93,260	1,015
Invesco Senior Loan ETF	62,817	138,919	(22,794)	165	(449)	178,658	6,931
Invesco Taxable Municipal Bond ETF	-	293,204	(6,607)	11,674	97	298,368	2,894
Invesco Variable Rate Investment Grade ETF	161,829	379,619	(23,314)	(1,346)	(512)	516,276	11,639
Total Investments in Affiliates	$1,275,995	$5,072,432	$(2,499,260)	$106,146	$146,115	$4,101,428	$87,670

*	At July 31, 2019, this security was no longer held.

(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Downside Hedged ETF (PHDG)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-75.59%
Communication Services-7.86%
Activision Blizzard, Inc.	909	$ 44,305
Alphabet, Inc., Class A(b)	351	427,588
Alphabet, Inc., Class C(b)	360	438,005
AT&T, Inc.	8,516	289,970
CBS Corp., Class B	418	21,531
CenturyLink, Inc.	1,292	15,620
Charter Communications, Inc., Class A(b)	204	78,618
Comcast Corp., Class A	5,318	229,578
Discovery, Inc., Class A(b)(c)	155	4,698
Discovery, Inc., Class C(b)	356	10,053
DISH Network Corp., Class A(b)	227	7,686
Electronic Arts, Inc.(b)	353	32,652
Facebook, Inc., Class A(b)	2,804	544,621
Fox Corp., Class A	420	15,674
Fox Corp., Class B	160	5,952
Interpublic Group of Cos., Inc. (The)	380	8,710
Netflix, Inc.(b)	517	166,986
News Corp., Class A	380	5,001
News Corp., Class B	49	660
Omnicom Group, Inc.	241	19,333
Take-Two Interactive Software, Inc.(b)	133	16,295
T-Mobile US, Inc.(b)	371	29,580
TripAdvisor, Inc.(b)	101	4,459
Twitter, Inc.(b)	867	36,683
Verizon Communications, Inc.	4,830	266,954
Viacom, Inc., Class B	349	10,592
Walt Disney Co. (The)	2,050	293,170
		3,024,974
Consumer Discretionary-7.61%
Advance Auto Parts, Inc.	85	12,804
Amazon.com, Inc.(b)	483	901,655
Aptiv PLC	280	24,542
AutoZone, Inc.(b)	27	30,322
Best Buy Co., Inc.	276	21,122
Booking Holdings, Inc.(b)	52	98,104
BorgWarner, Inc.	205	7,749
Capri Holdings Ltd.(b)	150	5,338
CarMax, Inc.(b)	197	17,289
Carnival Corp.	431	20,356
Chipotle Mexican Grill, Inc.(b)	29	23,070
D.R. Horton, Inc.	403	18,510
Darden Restaurants, Inc.	147	17,869
Dollar General Corp.	307	41,144
Dollar Tree, Inc.(b)	282	28,693
eBay, Inc.	926	38,142
Expedia Group, Inc.	172	22,831
Foot Locker, Inc.	112	4,599
Ford Motor Co.	4,652	44,334
Gap, Inc. (The)	211	4,115
Garmin Ltd.	120	9,431
General Motors Co.	1,566	63,172
Genuine Parts Co.	174	16,899
H&R Block, Inc.	202	5,593
Hanesbrands, Inc.	357	5,744
Harley-Davidson, Inc.	157	5,617
Hasbro, Inc.	137	16,599
Hilton Worldwide Holdings, Inc.	346	33,406
Home Depot, Inc. (The)	1,301	278,011
Kohl’s Corp.	163	8,779
L Brands, Inc.	226	5,865
Leggett & Platt, Inc.	129	5,156
	Shares	Value
Consumer Discretionary-(continued)
Lennar Corp., Class A	338	$ 16,079
LKQ Corp.(b)	310	8,348
Lowe’s Cos., Inc.	929	94,201
Macy’s, Inc.	304	6,910
Marriott International, Inc., Class A	328	45,612
McDonald’s Corp.	897	189,016
MGM Resorts International	606	18,192
Mohawk Industries, Inc.(b)	61	7,606
Newell Brands, Inc.	384	5,449
NIKE, Inc., Class B	1,492	128,357
Nordstrom, Inc.(c)	106	3,510
Norwegian Cruise Line Holdings Ltd.(b)	215	10,630
O’Reilly Automotive, Inc.(b)	93	35,411
PulteGroup, Inc.	252	7,941
PVH Corp.	75	6,669
Ralph Lauren Corp.	52	5,420
Ross Stores, Inc.	436	46,229
Royal Caribbean Cruises Ltd.	218	25,362
Starbucks Corp.	1,438	136,164
Tapestry, Inc.	286	8,846
Target Corp.	608	52,531
Tiffany & Co.	107	10,049
TJX Cos., Inc. (The)	1,440	78,566
Tractor Supply Co.	144	15,669
Ulta Beauty, Inc.(b)	61	21,304
Under Armour, Inc., Class A(b)	185	4,268
Under Armour, Inc., Class C(b)	190	3,865
VF Corp.	387	33,820
Whirlpool Corp.	63	9,165
Wynn Resorts, Ltd.	115	14,958
Yum! Brands, Inc.	364	40,957
		2,927,964
Consumer Staples-5.55%
Altria Group, Inc.	2,222	104,590
Archer-Daniels-Midland Co.	665	27,318
Brown-Forman Corp., Class B	164	8,989
Campbell Soup Co.	190	7,855
Church & Dwight Co., Inc.	264	19,916
Clorox Co. (The)	138	22,439
Coca-Cola Co. (The)	4,510	237,361
Colgate-Palmolive Co.	1,019	73,103
Conagra Brands, Inc.	577	16,658
Constellation Brands, Inc., Class A	199	39,167
Costco Wholesale Corp.	522	143,879
Coty, Inc., Class A	297	3,240
Estee Lauder Cos., Inc. (The), Class A	261	48,074
General Mills, Inc.	711	37,761
Hershey Co. (The)	173	26,251
Hormel Foods Corp.	353	14,470
JM Smucker Co. (The)	135	15,011
Kellogg Co.	295	17,175
Kimberly-Clark Corp.	408	55,345
Kraft Heinz Co. (The)	670	21,447
Kroger Co. (The)	859	18,176
Lamb Weston Holdings, Inc.	145	9,732
McCormick & Co., Inc.	132	20,927
Molson Coors Brewing Co., Class B	185	9,988
Mondelez International, Inc., Class A	1,710	91,468
Monster Beverage Corp.(b)	465	29,979
PepsiCo, Inc.	1,645	210,247
Philip Morris International, Inc.	1,847	154,428
Procter & Gamble Co. (The)	2,960	349,398

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Sysco Corp.	562	$ 38,536
Tyson Foods, Inc., Class A	350	27,825
Walgreens Boots Alliance, Inc.	922	50,240
Walmart, Inc.	1,650	182,127
		2,133,120
Energy-3.68%
Anadarko Petroleum Corp.	596	43,901
Apache Corp.	370	9,035
Baker Hughes, a GE Co., Class A	611	15,513
Cabot Oil & Gas Corp.	418	8,009
Chevron Corp.	2,221	273,427
Cimarex Energy Co.	100	5,067
Concho Resources, Inc.	238	23,248
ConocoPhillips	1,342	79,285
Devon Energy Corp.	493	13,311
Diamondback Energy, Inc.	184	19,031
EOG Resources, Inc.	689	59,151
Exxon Mobil Corp.	4,951	368,156
Halliburton Co.	939	21,597
Helmerich & Payne, Inc.	108	5,365
Hess Corp.	303	19,647
HollyFrontier Corp.	155	7,714
Kinder Morgan, Inc.	2,311	47,653
Marathon Oil Corp.	1,092	15,365
Marathon Petroleum Corp.	787	44,379
National Oilwell Varco, Inc.	379	9,028
Noble Energy, Inc.	477	10,532
Occidental Petroleum Corp.	888	45,608
ONEOK, Inc.	490	34,339
Phillips 66	496	50,870
Pioneer Natural Resources Co.	200	27,608
Schlumberger Ltd.	1,645	65,751
TechnipFMC PLC (United Kingdom)	543	14,954
Valero Energy Corp.	495	42,199
Williams Cos., Inc. (The)	1,439	35,457
		1,415,200
Financials-10.00%
Affiliated Managers Group, Inc.	51	4,375
Aflac, Inc.	885	46,586
Allstate Corp. (The)	395	42,423
American Express Co.	813	101,113
American International Group, Inc.	1,032	57,782
Ameriprise Financial, Inc.	146	21,244
Aon PLC	286	54,125
Arthur J. Gallagher & Co.	220	19,895
Assurant, Inc.	61	6,915
Bank of America Corp.	10,304	316,127
Bank of New York Mellon Corp. (The)	1,046	49,078
BB&T Corp.	909	46,841
Berkshire Hathaway, Inc., Class B(b)	2,275	467,353
BlackRock, Inc.	141	65,943
Capital One Financial Corp.	558	51,570
Cboe Global Markets, Inc.	137	14,975
Charles Schwab Corp. (The)	1,410	60,940
Chubb Ltd.	544	83,145
Cincinnati Financial Corp.	180	19,319
Citigroup, Inc.	2,746	195,405
Citizens Financial Group, Inc.	545	20,307
CME Group, Inc., Class A	425	82,628
Comerica, Inc.	157	11,492
Discover Financial Services	404	36,255
	Shares	Value
Financials-(continued)
E*TRADE Financial Corp.	318	$ 15,515
Everest Re Group, Ltd.	40	9,866
Fifth Third Bancorp	829	24,613
First Republic Bank	196	19,475
Franklin Resources, Inc.	292	9,528
Goldman Sachs Group, Inc. (The)	404	88,933
Hartford Financial Services Group, Inc. (The)	447	25,761
Huntington Bancshares, Inc.	1,243	17,713
Intercontinental Exchange, Inc.	670	58,866
Invesco Ltd.(d)	460	8,827
Jefferies Financial Group, Inc.	259	5,524
JPMorgan Chase & Co.	3,804	441,264
KeyCorp	1,197	21,989
Lincoln National Corp.	241	15,747
Loews Corp.	318	17,026
M&T Bank Corp.	148	24,309
MarketAxess Holdings, Inc.	44	14,830
Marsh & McLennan Cos., Inc.	607	59,972
MetLife, Inc.	1,128	55,746
Moody’s Corp.	196	42,011
Morgan Stanley	1,518	67,642
MSCI, Inc.	91	20,679
Nasdaq, Inc.	115	11,083
Northern Trust Corp.	235	23,030
People’s United Financial, Inc.	389	6,387
PNC Financial Services Group, Inc. (The)	536	76,594
Principal Financial Group, Inc.	307	17,818
Progressive Corp. (The)	693	56,119
Prudential Financial, Inc.	482	48,831
Raymond James Financial, Inc.	125	10,084
Regions Financial Corp.	1,203	19,164
S&P Global, Inc.	292	71,525
State Street Corp.	408	23,701
SunTrust Banks, Inc.	527	35,098
SVB Financial Group(b)	68	15,774
Synchrony Financial	704	25,260
T. Rowe Price Group, Inc.	281	31,863
Torchmark Corp.	100	9,132
Travelers Cos., Inc. (The)	311	45,599
U.S. Bancorp	1,777	101,556
Unum Group	212	6,773
Wells Fargo & Co.	4,755	230,190
Willis Towers Watson PLC	154	30,064
Zions Bancorp. N.A.	184	8,293
		3,845,610
Health Care-10.45%
Abbott Laboratories	2,078	180,994
AbbVie, Inc.	1,755	116,918
ABIOMED, Inc.(b)	54	15,042
Agilent Technologies, Inc.	375	26,029
Alexion Pharmaceuticals, Inc.(b)	267	30,248
Align Technology, Inc.(b)	79	16,517
Allergan PLC	366	58,743
AmerisourceBergen Corp.	185	16,123
Amgen, Inc.	724	135,084
Anthem, Inc.	305	89,856
Baxter International, Inc.	564	47,359
Becton, Dickinson and Co.	320	80,896
Biogen, Inc.(b)	230	54,699
Boston Scientific Corp.(b)	1,651	70,101
Bristol-Myers Squibb Co.	1,942	86,244
Cardinal Health, Inc.	354	16,188

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Health Care-(continued)
Celgene Corp.(b)	838	$ 76,979
Centene Corp.(b)	491	25,576
Cerner Corp.	386	27,657
Cigna Corp.	451	76,634
Cooper Cos., Inc. (The)	59	19,907
CVS Health Corp.	1,543	86,207
Danaher Corp.	748	105,094
DaVita, Inc.(b)	124	7,421
DENTSPLY SIRONA, Inc.	252	13,721
Edwards Lifesciences Corp.(b)	248	52,787
Eli Lilly and Co.	1,025	111,674
Gilead Sciences, Inc.	1,509	98,870
HCA Healthcare, Inc.	317	42,323
Henry Schein, Inc.(b)	149	9,914
Hologic, Inc.(b)	318	16,298
Humana, Inc.	161	47,777
IDEXX Laboratories, Inc.(b)	102	28,769
Illumina, Inc.(b)	175	52,391
Incyte Corp.(b)	211	17,918
Intuitive Surgical, Inc.(b)	137	71,173
IQVIA Holdings, Inc.(b)	187	29,765
Johnson & Johnson	3,112	405,245
Laboratory Corp. of America Holdings(b)	117	19,600
McKesson Corp.	225	31,264
Medtronic PLC	1,592	162,288
Merck & Co., Inc.	3,037	252,041
Mettler-Toledo International, Inc.(b)	29	21,946
Mylan N.V.(b)	510	10,659
Nektar Therapeutics(b)	172	4,895
PerkinElmer, Inc.	109	9,387
Perrigo Co. PLC	123	6,643
Pfizer, Inc.	6,480	251,683
Quest Diagnostics, Inc.	160	16,333
Regeneron Pharmaceuticals, Inc.(b)	93	28,343
ResMed, Inc.	171	22,008
Stryker Corp.	368	77,199
Teleflex, Inc.	55	18,686
Thermo Fisher Scientific, Inc.	475	131,898
UnitedHealth Group, Inc.	1,114	277,397
Universal Health Services, Inc., Class B	106	15,991
Varian Medical Systems, Inc.(b)	108	12,676
Vertex Pharmaceuticals, Inc.(b)	304	50,652
Waters Corp.(b)	83	17,476
WellCare Health Plans, Inc.(b)	60	17,235
Zimmer Biomet Holdings, Inc.	243	32,837
Zoetis, Inc.	569	65,372
		4,019,650
Industrials-7.00%
3M Co.	684	119,508
A.O. Smith Corp.	140	6,363
Alaska Air Group, Inc.	121	7,667
Allegion PLC	94	9,733
American Airlines Group, Inc.	470	14,340
AMETEK, Inc.	245	21,954
Arconic, Inc.	398	9,966
Boeing Co. (The)	614	209,484
C.H. Robinson Worldwide, Inc.	183	15,323
Caterpillar, Inc.	679	89,404
Cintas Corp.	92	23,960
Copart, Inc.(b)	239	18,530
CSX Corp.	912	64,205
Cummins, Inc.	172	28,208
	Shares	Value
Industrials-(continued)
Deere & Co.	377	$ 62,450
Delta Air Lines, Inc.	666	40,653
Dover Corp.	173	16,755
Eaton Corp. PLC	502	41,259
Emerson Electric Co.	729	47,297
Equifax, Inc.	144	20,029
Expeditors International of Washington, Inc.	204	15,575
Fastenal Co.	616	18,973
FedEx Corp.	285	48,601
Flowserve Corp.	129	6,454
Fortive Corp.	351	26,694
Fortune Brands Home & Security, Inc.	139	7,637
General Dynamics Corp.	322	59,873
General Electric Co.	10,354	108,199
Honeywell International, Inc.	864	149,005
Huntington Ingalls Industries, Inc.	41	9,360
IHS Markit Ltd.(b)	432	27,829
Illinois Tool Works, Inc.	356	54,906
Ingersoll-Rand PLC	286	35,367
J.B. Hunt Transport Services, Inc.	86	8,804
Jacobs Engineering Group, Inc.	116	9,571
Johnson Controls International PLC	983	41,718
Kansas City Southern	119	14,725
L3Harris Technologies, Inc.	252	52,315
Lockheed Martin Corp.	292	105,754
Masco Corp.	393	16,023
Nielsen Holdings PLC	351	8,129
Norfolk Southern Corp.	316	60,394
Northrop Grumman Corp.	202	69,805
PACCAR, Inc.	411	28,827
Parker-Hannifin Corp.	139	24,336
Pentair PLC	155	6,016
Quanta Services, Inc.	140	5,239
Raytheon Co.	330	60,156
Republic Services, Inc.	232	20,567
Robert Half International, Inc.	118	7,128
Rockwell Automation, Inc.	128	20,580
Rollins, Inc.	146	4,895
Roper Technologies, Inc.	123	44,729
Snap-on, Inc.	55	8,394
Southwest Airlines Co.	535	27,569
Stanley Black & Decker, Inc.	180	26,566
Textron, Inc.	277	13,656
TransDigm Group, Inc.(b)	58	28,155
Union Pacific Corp.	841	151,338
United Airlines Holdings, Inc.(b)	241	22,150
United Parcel Service, Inc., Class B	828	98,921
United Rentals, Inc.(b)	78	9,871
United Technologies Corp.	963	128,657
Verisk Analytics, Inc., Class A	194	29,434
W.W. Grainger, Inc.	54	15,716
Wabtec Corp.	192	14,915
Waste Management, Inc.	464	54,288
Xylem, Inc.	213	17,102
		2,692,004
Information Technology-16.60%
Accenture PLC, Class A	758	145,976
Adobe, Inc.(b)	575	171,845
Advanced Micro Devices, Inc.(b)	1,053	32,064
Akamai Technologies, Inc.(b)	195	17,185
Alliance Data Systems Corp.	45	7,061
Amphenol Corp., Class A	355	33,129

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Information Technology-(continued)
Analog Devices, Inc.	439	$ 51,565
ANSYS, Inc.(b)	100	20,312
Apple, Inc.	5,120	1,090,765
Applied Materials, Inc.	1,111	54,850
Arista Networks, Inc.(b)	63	17,227
Autodesk, Inc.(b)	261	40,760
Automatic Data Processing, Inc.	517	86,091
Broadcom, Inc.	470	136,295
Broadridge Financial Solutions, Inc.	137	17,415
Cadence Design Systems, Inc.(b)	348	25,721
Cisco Systems, Inc.	4,999	276,945
Citrix Systems, Inc.	149	14,042
Cognizant Technology Solutions Corp., Class A	676	44,035
Corning, Inc.	931	28,628
DXC Technology Co.	318	17,735
F5 Networks, Inc.(b)	59	8,656
Fidelity National Information Services, Inc.	718	95,674
Fiserv, Inc.(b)	668	70,427
FleetCor Technologies, Inc.(b)	102	28,985
FLIR Systems, Inc.	134	6,654
Fortinet, Inc.(b)	182	14,616
Gartner, Inc.(b)	107	14,908
Global Payments, Inc.	186	31,233
Hewlett Packard Enterprise Co.	1,482	21,296
HP, Inc.	1,788	37,620
Intel Corp.	5,263	266,045
International Business Machines Corp.	1,053	156,097
Intuit, Inc.	308	85,412
IPG Photonics Corp.(b)	35	4,585
Jack Henry & Associates, Inc.	76	10,617
Juniper Networks, Inc.	343	9,268
Keysight Technologies, Inc.(b)	223	19,963
KLA Corp.	177	24,129
Lam Research Corp.	178	37,133
Mastercard, Inc., Class A	1,054	286,973
Maxim Integrated Products, Inc.	323	19,118
Microchip Technology, Inc.(c)	294	27,760
Micron Technology, Inc.(b)	1,314	58,985
Microsoft Corp.	8,948	1,219,344
Motorola Solutions, Inc.	196	32,528
NetApp, Inc.	293	17,138
NVIDIA Corp.	723	121,985
Oracle Corp.	2,881	162,200
Paychex, Inc.	380	31,559
PayPal Holdings, Inc.(b)	1,381	152,462
Qorvo, Inc.(b)	121	8,868
QUALCOMM, Inc.	1,444	105,643
salesforce.com, inc.(b)	922	142,449
Seagate Technology PLC	253	11,716
Skyworks Solutions, Inc.	205	17,482
Symantec Corp.	785	16,925
Synopsys, Inc.(b)	161	21,374
TE Connectivity Ltd.	400	36,960
Texas Instruments, Inc.	1,114	139,261
Total System Services, Inc.	193	26,194
VeriSign, Inc.(b)	114	24,064
Visa, Inc., Class A	2,044	363,832
Western Digital Corp.	348	18,754
Western Union Co. (The)	431	9,051
Xerox Corp.	198	6,356
Xilinx, Inc.	301	34,377
		6,386,322
	Shares	Value
Materials-2.04%
Air Products and Chemicals, Inc.	262	$ 59,807
Albemarle Corp.(c)	104	7,588
Amcor PLC (United Kingdom)(b)	1,790	18,974
Avery Dennison Corp.	83	9,534
Ball Corp.	397	28,378
Celanese Corp., Series A	151	16,938
CF Industries Holdings, Inc.	220	10,903
Corteva, Inc.	808	23,836
Dow, Inc.	889	43,063
DuPont de Nemours, Inc.	889	64,150
Eastman Chemical Co.	138	10,398
Ecolab, Inc.	301	60,721
FMC Corp.	133	11,494
Freeport-McMoRan, Inc.	1,723	19,056
International Flavors & Fragrances, Inc.	120	17,279
International Paper Co.	430	18,881
Linde PLC (United Kingdom)	645	123,376
LyondellBasell Industries N.V., Class A	361	30,212
Martin Marietta Materials, Inc.	74	18,333
Mosaic Co. (The)	350	8,816
Newmont Goldcorp Corp.	973	35,534
Nucor Corp.	362	19,686
Packaging Corp. of America	94	9,491
PPG Industries, Inc.	280	32,869
Sealed Air Corp.	153	6,394
Sherwin-Williams Co. (The)	96	49,252
Vulcan Materials Co.	157	21,721
WestRock Co.	252	9,085
		785,769
Real Estate-2.32%
Alexandria Real Estate Equities, Inc.	134	19,612
American Tower Corp.	524	110,889
Apartment Investment & Management Co., Class A	153	7,580
AvalonBay Communities, Inc.	166	34,659
Boston Properties, Inc.	184	24,463
CBRE Group, Inc., Class A(b)	372	19,720
Crown Castle International Corp.	494	65,830
Digital Realty Trust, Inc.	248	28,361
Duke Realty Corp.	426	14,199
Equinix, Inc.	100	50,210
Equity Residential	439	34,633
Essex Property Trust, Inc.	71	21,458
Extra Space Storage, Inc.	152	17,083
Federal Realty Investment Trust	73	9,637
HCP, Inc.	568	18,136
Host Hotels & Resorts, Inc.	880	15,303
Iron Mountain, Inc.	283	8,323
Kimco Realty Corp.	416	7,991
Macerich Co. (The)	104	3,437
Mid-America Apartment Communities, Inc.	135	15,908
Prologis, Inc.	749	60,377
Public Storage	178	43,211
Realty Income Corp.	374	25,885
Regency Centers Corp.	198	13,207
SBA Communications Corp., Class A(b)	134	32,885
Simon Property Group, Inc.	367	59,527
SL Green Realty Corp.	83	6,730
UDR, Inc.	334	15,384
Ventas, Inc.	438	29,473
Vornado Realty Trust	231	14,858

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Real Estate-(continued)
Welltower, Inc.	481	$ 39,981
Weyerhaeuser Co.	884	22,462
		891,412
Utilities-2.48%
AES Corp. (The)	863	14,490
Alliant Energy Corp.	281	13,921
Ameren Corp.	263	19,906
American Electric Power Co., Inc.	586	51,457
American Water Works Co., Inc.	228	26,170
Atmos Energy Corp.	138	15,048
CenterPoint Energy, Inc.	596	17,290
CMS Energy Corp.	336	19,562
Consolidated Edison, Inc.	388	32,964
Dominion Energy, Inc.	953	70,798
DTE Energy Co.	217	27,583
Duke Energy Corp.	865	75,013
Edison International	403	30,040
Entergy Corp.	203	21,441
Evergy, Inc.	317	19,175
Eversource Energy	381	28,903
Exelon Corp.	1,153	51,954
FirstEnergy Corp.	599	26,338
NextEra Energy, Inc.	569	117,880
NiSource, Inc.	486	14,429
NRG Energy, Inc.	278	9,491
Pinnacle West Capital Corp.	111	10,125
PPL Corp.	857	25,393
Public Service Enterprise Group, Inc.	600	34,290
Sempra Energy	325	44,015
Southern Co. (The)	1,236	69,463
WEC Energy Group, Inc.	375	32,047
Xcel Energy, Inc.	611	36,422
		955,608
Total Common Stocks & Other Equity Interests (Cost $26,751,258)		29,077,633
	Shares	Value
Money Market Funds-15.12%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(e) (Cost $5,818,033)	5,818,033	$ 5,818,033
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-90.71% (Cost $32,569,291)		34,895,666
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(e)(f)	31,376	31,376
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(e)(f)	9,232	9,235
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,611)		40,611
TOTAL INVESTMENTS IN SECURITIES-90.82% (Cost $32,609,902)		34,936,277
OTHER ASSETS LESS LIABILITIES-9.18%		3,531,449
NET ASSETS-100.00%		$38,467,726

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2019.

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2019	Dividend Income
Invesco Ltd.	$9,987	$-	$-	$(1,160)	$-	$8,827	$419

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2019
(Unaudited)
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
CBOE Volatility Index (VIX) Futures	34	August-2019	$546,550	$18,433	$18,433
CBOE Volatility Index (VIX) Futures	27	September-2019	463,725	23,914	23,914
E-Mini S&P 500 Futures	56	September-2019	8,350,440	231,444	231,444
Total Futures Contracts				$273,791	$273,791

Schedule of Investments
Invesco Total Return Bond ETF (GTO)
July 31, 2019
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-36.38%
U.S. Treasury Bills-0.21%
2.02%–2.03%, 12/19/2019(a)(b)	$175,000	$ 173,621
U.S. Treasury Bonds-7.17%
3.00%, 02/15/2049	5,398,600	5,928,443
U.S. Treasury Notes-29.00%
1.75%, 07/15/2022	4,772,200	4,759,431
1.75%, 07/31/2024	10,165,600	10,122,118
1.88%, 06/30/2026	1,000,000	996,777
1.88%, 07/31/2026	1,154,100	1,150,471
2.38%, 05/15/2029	6,731,400	6,943,597
		23,972,394
Total U.S. Treasury Securities (Cost $29,794,365)		30,074,458
U.S. Dollar Denominated Bonds & Notes-33.11%
Advertising-0.27%
MDC Partners, Inc., 6.50%, 05/01/2024(c)	250,000	226,875
Airlines-1.50%
American Airlines Group, Inc., 5.00%, 06/01/2022(c)	167,000	172,027
British Airways Pass Through Trust (United Kingdom)
Series 2019-1, Class A, 3.35%, 06/15/2029(c)	471,000	474,462
Series 2019-1, Class AA, 3.30%, 12/15/2032(c)	590,000	596,578
		1,243,067
Auto Parts & Equipment-0.85%
Ford Motor Credit Co. LLC
3.35%, 11/01/2022	492,000	491,879
5.58%, 03/18/2024	200,000	214,070
		705,949
Automobile Manufacturers-0.54%
Hyundai Capital America, 4.30%, 02/01/2024(c)	425,000	446,366
Broadcasting-0.61%
Fox Corp., 4.71%, 01/25/2029(c)	366,000	410,157
Sirius XM Radio, Inc., 4.63%, 07/15/2024(c)	89,000	91,830
		501,987
Building Products-0.37%
HP Communities LLC
5.78%, 03/15/2046(c)	150,000	183,113
5.86%, 09/15/2053(c)	100,000	120,447
		303,560
Cable & Satellite-1.10%
Charter Communications Operating, LLC / Charter Communications Operating Capital Corp., 5.05%, 03/30/2029	372,000	408,475
Comcast Corp.
3.95%, 10/15/2025	50,000	53,856
4.15%, 10/15/2028	243,000	268,034
4.60%, 10/15/2038	75,000	87,050
4.95%, 10/15/2058	76,000	92,488
		909,903
Casinos & Gaming-1.40%
Las Vegas Sands Corp.
3.20%, 08/08/2024	333,000	334,908
3.50%, 08/18/2026	382,000	383,947
	Principal Amount	Value
Casinos & Gaming-(continued)
MGM China Holdings Ltd. (Macau)
5.38%, 05/15/2024(c)	$218,000	$ 226,175
5.88%, 05/15/2026(c)	200,000	210,000
		1,155,030
Consumer Finance-0.09%
Credit Acceptance Corp., 6.63%, 03/15/2026(c)	71,000	76,772
Diversified Banks-3.07%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(c)	280,000	291,906
Citigroup, Inc.
3.71% (3 mo. USD LIBOR + 1.38%), 03/30/2021(d)	100,000	101,653
Series P, 5.95%(e)	390,000	416,812
Series T, 6.25%(e)	100,000	112,125
Citizens Bank N.A., 3.33% (3 mo. USD LIBOR + 0.81%), 05/26/2022(d)	250,000	251,056
HSBC Holdings PLC (United Kingdom), 6.25%(e)	292,000	298,370
JPMorgan Chase & Co.
3.15% (3 mo. USD LIBOR + 0.89%), 07/23/2024(d)	205,000	206,130
Series I, 5.74% (3 mo. USD LIBOR + 3.47%)(d)(e)	86,000	86,005
Mizuho Financial Group, Inc. (Japan), 3.27% (3 mo. USD LIBOR + 0.79%), 03/05/2023(d)	100,000	100,334
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(c)(d)	250,000	251,715
Societe Generale S.A. (France), 7.38%(c)(e)	205,000	214,038
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.04%, 07/16/2029	205,000	205,660
		2,535,804
Diversified Capital Markets-0.26%
Credit Suisse Group AG (Switzerland), 7.50%(c)(e)	200,000	212,538
Diversified Chemicals-0.64%
Dow Chemical Co. (The)
3.15%, 05/15/2024(c)	223,000	227,823
3.63%, 05/15/2026(c)	81,000	83,771
4.80%, 05/15/2049(c)	202,000	214,882
		526,476
Diversified Metals & Mining-0.56%
BHP Billiton Finance USA Ltd. (Australia), 6.75%, 10/19/2075(c)	150,000	174,750
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035	250,000	286,521
		461,271
Diversified REITs-1.25%
Atlantic Marine Corps Communities LLC, 5.34%, 12/01/2050(c)	95,292	111,147
Fort Benning Family Communities LLC, 5.81%, 01/15/2051(c)	200,000	229,845
Lexington Realty Trust, 4.40%, 06/15/2024	300,000	307,645
STORE Capital Corp., 4.63%, 03/15/2029	75,000	80,082
Trust F/1401 (Mexico), 4.87%, 01/15/2030(c)	300,000	301,200
		1,029,919

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value
Electric Utilities-0.50%
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(c)	$200,000	$ 209,000
Empresas Publicas de Medellin E.S.P. (Colombia), 4.25%, 07/18/2029(c)	200,000	206,100
		415,100
Environmental & Facilities Services-0.13%
Republic Services, Inc., 2.50%, 08/15/2024	104,000	103,956
Health Care REITs-0.44%
MPT Operating Partnership L.P. / MPT Finance Corp., 4.63%, 08/01/2029	115,000	116,688
Senior Housing Properties Trust, 4.75%, 02/15/2028	250,000	245,657
		362,345
Health Care Services-0.49%
Cigna Corp., 3.19% (3 mo. USD LIBOR + 0.89%), 07/15/2023(c)(d)	106,000	106,300
Select Medical Corp., 6.25%, 08/15/2026(c)	290,000	295,075
		401,375
Home Improvement Retail-0.43%
Lowe’s Cos., Inc.
3.65%, 04/05/2029	213,000	223,029
4.55%, 04/05/2049	125,000	136,325
		359,354
Homebuilding-0.60%
MDC Holdings, Inc., 6.00%, 01/15/2043	500,000	495,000
Hotel & Resort REITs-0.22%
Hospitality Properties Trust, 5.25%, 02/15/2026	180,000	184,987
Industrial Conglomerates-0.86%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	273,000	276,548
General Electric Co., 5.55%, 01/05/2026	387,000	434,476
		711,024
Industrial REITs-0.24%
PLA Administradora Industrial, S. de R.L. de C.V. (Mexico), 4.96%, 07/18/2029(c)	200,000	198,950
Integrated Oil & Gas-0.82%
Petrobras Global Finance B.V. (Brazil)
5.75%, 02/01/2029	28,000	30,117
6.90%, 03/19/2049	60,000	67,452
Saudi Arabian Oil Co. (Saudi Arabia), 2.88%, 04/16/2024(c)	573,000	578,243
		675,812
Integrated Telecommunication Services-1.71%
Altice France S.A. (France), 7.38%, 05/01/2026(c)	200,000	213,625
AT&T, Inc.
3.62% (3 mo. USD LIBOR + 1.18%), 06/12/2024(d)	102,000	103,956
5.15%, 02/15/2050	500,000	557,675
Verizon Communications, Inc., 3.88%, 02/08/2029	500,000	538,963
		1,414,219
Interactive Media & Services-0.33%
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026(c)	132,000	134,475
6.63%, 08/15/2027(c)	40,000	40,975
Match Group, Inc., 5.63%, 02/15/2029(c)	89,000	95,341
		270,791
	Principal Amount	Value
Life & Health Insurance-1.29%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	$350,000	$ 360,730
Brighthouse Financial, Inc., 4.70%, 06/22/2047	243,000	212,135
MetLife, Inc., 9.25%, 04/08/2038(c)	350,000	496,125
		1,068,990
Metal & Glass Containers-0.61%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland), 4.13%, 08/15/2026(c)	500,000	501,875
Movies & Entertainment-0.09%
Netflix, Inc., 5.38%, 11/15/2029(c)	68,000	71,740
Office REITs-0.26%
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/2031	83,000	84,635
4.00%, 02/01/2050	127,000	129,620
		214,255
Oil & Gas Exploration & Production-0.36%
Continental Resources, Inc., 5.00%, 09/15/2022	297,000	299,114
Oil & Gas Refining & Marketing-0.17%
Parkland Fuel Corp. (Canada), 5.88%, 07/15/2027(c)	133,000	137,156
Oil & Gas Storage & Transportation-0.65%
Buckeye Partners, L.P., 4.35%, 10/15/2024	307,000	296,448
Energy Transfer Operating, L.P.
5.80%, 06/15/2038	71,000	80,002
6.00%, 06/15/2048	71,000	81,740
Series A, 6.25%(e)	26,000	24,440
Plains All American Pipeline, L.P., Series B, 6.13%(e)	58,000	55,970
		538,600
Other Diversified Financial Services-2.38%
AMC East Communities LLC, 6.01%, 01/15/2053(c)	191,731	227,488
Ares Finance Co. LLC, 4.00%, 10/08/2024(c)	150,000	147,528
Carlyle Finance LLC, 5.65%, 09/15/2048(c)	129,000	143,387
Fort Knox Military Housing Privatization Project, 2.67% (1 mo. USD LIBOR + 0.34%), 02/15/2052(c)(d)	236,225	170,091
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(c)	230,653	231,697
Pacific Beacon LLC
5.38%, 07/15/2026(c)	94,856	102,941
5.51%, 07/15/2036(c)	500,000	585,017
UBS Group Funding Switzerland AG (Switzerland)
3.78% (3 mo. USD LIBOR + 1.44%), 09/24/2020(c)(d)	200,000	203,052
4.08% (3 mo. USD LIBOR + 1.78%), 04/14/2021(c)(d)	150,000	153,473
		1,964,674
Packaged Foods & Meats-0.61%
Mars, Inc., 2.70%, 04/01/2025(c)	121,000	123,201
NBM US Holdings, Inc. (Brazil), 6.63%, 08/06/2029(c)	385,000	384,904
		508,105
Pharmaceuticals-1.17%
Bayer US Finance II LLC (Germany), 3.42% (3 mo. USD LIBOR + 1.01%), 12/15/2023(c)(d)	240,000	240,523

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Bristol-Myers Squibb Co.
2.90%, 07/26/2024(c)	$355,000	$ 363,270
3.40%, 07/26/2029(c)	205,000	214,456
GlaxoSmithKline Capital PLC (United Kingdom), 2.88%, 06/01/2022	148,000	150,195
		968,444
Property & Casualty Insurance-0.51%
First American Financial Corp., 4.30%, 02/01/2023	300,000	309,643
Navigators Group, Inc. (The), 5.75%, 10/15/2023	100,000	111,637
		421,280
Railroads-0.61%
Union Pacific Corp., 3.95%, 08/15/2059	500,000	504,189
Residential REITs-0.09%
Spirit Realty L.P., 4.00%, 07/15/2029	75,000	76,719
Restaurants-0.24%
Starbucks Corp., 4.45%, 08/15/2049	180,000	198,099
Semiconductor Equipment-0.11%
Lam Research Corp.
4.00%, 03/15/2029	45,000	48,614
4.88%, 03/15/2049	40,000	45,585
		94,199
Semiconductors-0.57%
Micron Technology, Inc.
4.98%, 02/06/2026	60,000	63,626
4.19%, 02/15/2027	275,000	278,679
5.33%, 02/06/2029	35,000	37,266
4.66%, 02/15/2030	92,000	93,259
		472,830
Sovereign Debt-2.37%
El Salvador Government International Bond (El Salvador), 7.13%, 01/20/2050(c)	1,205,000	1,226,087
Oman Government International Bond (Oman)
4.88%, 02/01/2025(c)	200,000	199,816
6.00%, 08/01/2029(c)	200,000	199,746
Peruvian Government International Bond (Peru), 2.84%, 06/20/2030	125,000	126,063
Qatar Government International Bond (Qatar), 3.38%, 03/14/2024(c)	200,000	208,290
		1,960,002
Specialized Finance-0.13%
Park Aerospace Holdings Ltd. (Ireland), 5.25%, 08/15/2022(c)	100,000	105,809
Technology Hardware, Storage & Peripherals-0.09%
Dell International LLC / EMC Corp., 4.90%, 10/01/2026(c)	70,000	73,304
Trading Companies & Distributors-0.87%
Aircastle Ltd., 4.40%, 09/25/2023	500,000	519,930
BOC Aviation Ltd. (Singapore), 3.46% (3 mo. USD LIBOR + 1.13%), 09/26/2023(c)(d)	200,000	200,862
		720,792
Trucking-0.53%
Aviation Capital Group LLC
2.94% (3 mo. USD LIBOR + 0.67%), 07/30/2021(c)(d)	69,000	69,017
4.13%, 08/01/2025(c)	97,000	101,354
	Principal Amount	Value
Trucking-(continued)
Avolon Holdings Funding Ltd. (Ireland), 4.38%, 05/01/2026(c)	$50,000	$ 51,773
SMBC Aviation Capital Finance DAC (Ireland), 4.13%, 07/15/2023(c)	204,000	213,230
		435,374
Wireless Telecommunication Services-0.12%
Rogers Communications, Inc. (Canada), 4.35%, 05/01/2049	95,000	103,340
Total U.S. Dollar Denominated Bonds & Notes (Cost $26,447,089)		27,367,320
U.S. Government Sponsored Agency Mortgage-Backed Securities-24.91%
Collateralized Mortgage Obligations-8.43%
Freddie Mac Multifamily Structured Pass Through Certificates
Class A3, Series 2018-K154, 3.46%, 11/25/2032	1,000,000	1,082,091
Class AFX, Series 2017-KGX1, 3.00%, 10/25/2027	1,000,000	1,037,252
Class AM, Series 2017-K066, 3.20%, 06/25/2027	250,000	263,376
Class AM, Series 2018-K074, 3.60%, 02/25/2028	1,000,000	1,083,429
Class X1, Series 2013-K026, IO, 0.99%, 11/25/2022(f)	5,107,203	138,518
Class X1, Series 2013-K035, IO, 0.39%, 08/25/2023(f)	8,226,006	112,653
Class X1, Series 2014-K036, IO, 0.74%, 10/25/2023(f)	5,966,196	164,675
Class X1, Series 2014-K037, IO, 0.98%, 01/25/2024(f)	6,355,413	233,307
Class X1, Series 2015-K042, IO, 1.05%, 12/25/2024(f)	4,387,672	210,444
Series K038, Class X1, IO, 1.15%, 03/25/2024(f)	4,258,348	190,109
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Class B1, Series 2015-R1, 1.93%, 11/25/2055(c)(f)	960,599	1,071,565
FREMF Mortgage Trust, Series 2013-K29, Class X2A, 0.13%, 05/25/2046(c)	28,920,484	105,962
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.00%, 07/25/2056(g)	434,145	442,132
Series 2017-4, Class HT, 3.00%, 06/25/2057(g)	823,142	833,632
		6,969,145
Federal Home Loan Mortgage Corp. (FHLMC)-0.63%
3.55%, 10/01/2033	489,921	519,124
Federal National Mortgage Association (FNMA)-14.34%
2.86%, 09/01/2029	500,000	514,411
2.99%, 09/01/2029	500,000	517,978
2.82%, 10/01/2029	500,000	512,650
3.05%, 10/01/2029	500,000	520,527
2.90%, 11/01/2029	500,000	513,990
3.08%, 10/01/2032	750,000	778,354
3.24%, 11/01/2032	486,273	510,215
3.31%, 01/01/2033	1,000,000	1,060,490
4.00%, 11/01/2047	522,789	546,956
TBA, 2.50%, 09/01/2034	440,000	442,459
TBA, 3.00%, 09/01/2034	860,000	876,775
TBA, 3.50%, 09/01/2034	570,000	588,507
TBA, 4.00%, 08/01/2049	1,400,000	1,449,291
TBA, 3.00%, 09/01/2049	1,170,000	1,179,055
TBA, 3.50%, 09/01/2049	1,800,000	1,843,313
		11,854,971

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value
Government National Mortgage Association (GNMA)-1.51%
TBA, 3.00%, 09/01/2049	$865,000	$ 883,094
TBA, 4.00%, 09/01/2049	350,000	363,439
		1,246,533
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $20,021,075)		20,589,773

Asset-Backed Securities-9.73%
Anchorage Credit Funding 4 Ltd. (Cayman Islands), Series 2016-4A, Class A, 3.50%, 02/15/2035(c)	500,000	503,090
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 2.41% (1 mo. USD LIBOR + 0.14%), 11/25/2036(d)	353,753	346,601
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(c)(f)	660,000	667,425
Dominos Pizza Master Issuer LLC, Series 2017-1A, Class A2I, 3.53% (3 mo. USD LIBOR + 1.25%), 07/25/2047(c)(d)	588,000	589,743
DT Auto Owner Trust
Series 2019-3A, Class C, 2.74%, 04/15/2025(c)	150,000	150,066
Series 2019-3A, Class D, 2.96%, 04/15/2025(c)	214,000	214,116
Golub Capital Partners CLO 16 Ltd. (Cayman Islands), Series 2013-16A, Class A2R, 4.43% (3 mo. USD LIBOR + 1.85%), 07/25/2029(c)(d)	300,000	298,902
Golub Capital Partners CLO 41 B Ltd (Cayman Islands), Series 2019-41A, Class A, 3.96% (3 mo. USD LIBOR + 1.37%), 04/20/2029(c)(d)	427,000	427,325
GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class C, 3.68% (1 mo. USD LIBOR + 1.35%), 07/15/2032(c)(d)	500,000	490,213
Hertz Vehicle Financing II L.P., Series 2019-2A, Class A, 3.42%, 05/25/2025(c)	300,000	306,344
JOL Air Ltd. (Cayman Islands), Series 2019-1, Class A, 3.97%, 04/15/2044(c)	261,782	265,343
Newstar Commercial Loan Funding LLC, Series 2016-1A, Class B, 6.27% (3 mo. USD LIBOR + 3.75%), 02/25/2028(c)(d)	250,000	250,212
PPM CLO 3 Ltd. (Cayman Islands)
Series 2019-3A, Class A, 0.00%, 07/17/2030(c)	250,000	249,936
Series 2019-3A, Class B, 4.42% (3 mo. USD LIBOR + 1.95%), 07/17/2030(c)(d)	250,000	249,930
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(c)	479,682	499,331
Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 05/25/2046(c)	147,000	155,209
Textainer Marine Containers V Ltd., Series 2017-2A, Class A, 3.52%, 06/20/2042(c)	249,911	249,773
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class XA, 1.51%, 01/15/2059(f)	1,928,066	125,060
Wendy’s Funding LLC
Series 2015-1A, Class A23, 4.50%, 06/15/2045(c)	481,250	499,893
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(c)	500,000	504,210
	Principal Amount		Value

Woodmont Trust
Series 2017-2A, Class A, 4.10% (3 mo. USD LIBOR + 1.80%), 07/18/2028(c)(d)		$500,000	$ 499,528
Series 2017-3A, Class A1, 4.03% (3 mo. USD LIBOR + 1.73%), 10/18/2029(c)(d)		500,000	499,132
Total Asset-Backed Securities (Cost $7,988,292)			8,041,382

U.S. Government Sponsored Agency Securities-3.45%
Federal Home Loan Mortgage Corp. (FHLMC), 0.00%, 12/14/2029(h)		150,000	116,395
Federal Home Loan Mortgage Corp. (FHLMC), Coupon Strip, 0.00%, 09/15/2030(h)		350,000	265,833
Federal National Mortgage Association (FNMA), Principal Strip
0.00%, 05/15/2029(h)		450,000	353,267
0.00%, 01/15/2030(h)		1,300,000	1,002,665
0.00%, 05/15/2030(h)		850,000	651,471
Tennessee Valley Authority
5.38%, 04/01/2056		100,000	148,594
4.25%, 09/15/2065		250,000	314,101
Total U.S. Government Sponsored Agency Securities (Cost $2,607,550)			2,852,326

Municipal Obligations-0.76%
Illinois (State of), 6.63%, 02/01/2035		200,000	245,718
Los Angeles Department of Water & Power Power System Revenue, 6.57%, 07/01/2045		255,000	385,996
Total Municipal Obligations (Cost $603,014)			631,714
	Shares
Preferred Stocks-0.45%
Diversified Banks-0.45%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50% (Cost $337,953)		266	369,889
	Principal Amount
Agency Credit Risk Transfer Notes-0.30%
Freddie Mac, Series 2019-HQA2, Class M1, STACR®, 2.97% (1 mo. USD LIBOR + 0.70%), 04/25/2049(c)(d)(i) (Cost $246,600)		$246,600	246,810
Non-U.S. Dollar Denominated Bonds & Notes-0.14%
Movies & Entertainment-0.14%
Netflix, Inc., 3.88%, 11/15/2029(c)(j) (Cost $112,234)	EUR	100,000	119,805
Variable Rate Senior Loan Interests-0.11%(k)(l)
Computer & Electronics Retail-0.00%
Optiv Security Inc., First Lien Term Loan, 5.48% (1 mo. USD LIBOR + 3.25%), 02/01/2024		$308	284
Construction Materials-0.00%
DiversiTech Holdings, Inc., Term Loan B-1, 5.33% (3 mo. USD LIBOR + 3.00%), 06/03/2024		272	267
Diversified Support Services-0.11%
Peak 10 Holding Corp., First Lien Term Loan, 5.83% (3 mo. USD LIBOR + 3.50%), 08/01/2024		98,250	90,513

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value
Specialized Consumer Services-0.00%
Diamond (BC) B.V., First Lien Term Loan B, 5.26% (2 mo. USD LIBOR + 3.00%), 09/06/2024	$617	$ 561
Total Variable Rate Senior Loan Interests (Cost $99,042)		91,625
Purchased Call Options-0.05%
(Cost $43,385)(m)		41,660
TOTAL INVESTMENTS IN SECURITIES-109.39% (Cost $88,300,599)		90,426,762
OTHER ASSETS LESS LIABILITIES-(9.39)%		(7,763,864)
NET ASSETS-100.00%		$82,662,898
Investment Abbreviations:
CLO	-Collateralized Loan Obligation
Conv.	-Convertible
Ctfs.	-Certificates
DAC	-Designated Activity Co.
EUR	-Euro
IO	-Interest Only
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
STACR®	-Structured Agency Credit Risk
TBA	-To Be Announced
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $23,887,576, which represented 28.90% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2019.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2019.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified date.
(h)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(i)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(l)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the LIBOR, on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(m)	The table below details options purchased.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	12/18/2020	2	$3,000	$600,000		$41,660

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2019
(Unaudited)
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	24	September-2019	$5,145,750	$10,636	$10,636
U.S. Treasury 5 Year Notes	21	September-2019	2,468,648	12,966	12,966
U.S. Treasury 10 Year Notes	8	September-2019	1,019,375	9,668	9,668
Subtotal—Long Futures Contracts				33,270	33,270
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	84	September-2019	(11,578,875)	(221,073)	(221,073)
U.S. Treasury Long Bonds	24	September-2019	(3,734,250)	(79,336)	(79,336)
U.S. Treasury Ultra Bonds	6	September-2019	(1,065,375)	(6,046)	(6,046)
Subtotal—Short Futures Contracts				(306,455)	(306,455)
Total Futures Contracts				$(273,185)	$(273,185)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to					Unrealized Appreciation
		Deliver			Receive
Currency Risk
8/30/2019	Goldman Sachs International	EUR	350,000	USD	395,156	$4,485

Currency Abbreviations:
EUR	-Euro
USD	-U.S. Dollar

Schedule of Investments
Invesco Ultra Short Duration ETF (GSY)
July 31, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-59.01%
Advertising-0.08%
Interpublic Group of Cos., Inc. (The), 3.50%, 10/01/2020	$2,000,000	$ 2,023,277
Aerospace & Defense-1.47%
General Dynamics Corp., 2.88%, 05/11/2020	10,000,000	10,057,851
Northrop Grumman Corp., 5.05%, 08/01/2019	10,000,000	10,000,000
United Technologies Corp.
1.50%, 11/01/2019	3,575,000	3,565,382
3.18% (3 mo. USD LIBOR + 0.65%), 08/16/2021(a)	6,772,000	6,773,922
3.35%, 08/16/2021	4,631,000	4,721,950
		35,119,105
Agricultural & Farm Machinery-0.40%
John Deere Capital Corp., 2.87% (3 mo. USD LIBOR + 0.40%), 06/07/2021(a)	9,639,000	9,669,909
Automobile Manufacturers-2.68%
American Honda Finance Corp.
2.77% (3 mo. USD LIBOR + 0.47%), 01/08/2021(a)	10,666,000	10,711,304
2.71% (3 mo. USD LIBOR + 0.35%), 06/11/2021(a)	5,625,000	5,636,257
General Motors Co., 3.37% (3 mo. USD LIBOR + 0.80%), 08/07/2020(a)	6,552,000	6,560,804
Hyundai Capital America, 3.24% (3 mo. USD LIBOR + 0.94%), 07/08/2021(a)(b)	10,000,000	10,020,944
Nissan Motor Acceptance Corp., 2.25%, 01/13/2020(b)	6,050,000	6,046,836
Toyota Motor Credit Corp.
2.60%, 01/11/2022	6,000,000	6,057,256
2.93% (3 mo. USD LIBOR + 0.40%), 05/17/2022(a)	12,260,000	12,287,325
Volkswagen Group of America Finance, LLC (Germany), 3.31% (3 mo. USD LIBOR + 0.77%), 11/13/2020(a)(b)	6,775,000	6,810,488
		64,131,214
Biotechnology-1.18%
AbbVie, Inc., 2.50%, 05/14/2020	16,183,000	16,183,746
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/2019	12,000,000	11,990,814
		28,174,560
Brewers-0.35%
Kraft Heinz Foods Co., 3.12% (3 mo. USD LIBOR + 0.57%), 02/10/2021(a)	8,350,000	8,345,620
Broadcasting-0.49%
Discovery Communications LLC, 3.10% (3 mo. USD LIBOR + 0.71%), 09/20/2019(a)	11,650,000	11,659,675
Cable & Satellite-1.01%
Comcast Corp., 2.76% (3 mo. USD LIBOR + 0.44%), 10/01/2021(a)	20,000,000	20,089,633
Time Warner Cable LLC, 5.00%, 02/01/2020	4,000,000	4,046,587
		24,136,220
	Principal Amount	Value
Consumer Finance-2.00%
American Express Co.
3.05% (3 mo. USD LIBOR + 0.53%), 05/17/2021(a)	$5,000,000	$ 5,015,014
2.89% (3 mo. USD LIBOR + 0.60%), 11/05/2021(a)	12,000,000	12,060,539
2.75%, 05/20/2022	9,134,000	9,220,777
Capital One Financial Corp.
3.30% (3 mo. USD LIBOR + 0.76%), 05/12/2020(a)	2,250,000	2,257,237
2.72% (3 mo. USD LIBOR + 0.45%), 10/30/2020(a)	4,100,000	4,106,100
3.40% (3 mo. USD LIBOR + 0.95%), 03/09/2022(a)	10,000,000	10,069,075
Capital One N.A., 3.21% (3 mo. USD LIBOR + 0.77%), 09/13/2019(a)	5,050,000	5,053,088
		47,781,830
Diversified Banks-18.58%
ABN AMRO Bank N.V. (Netherlands), 3.09% (3 mo. USD LIBOR + 0.57%), 08/27/2021(a)(b)	4,834,000	4,857,372
ANZ New Zealand (Int’l) Ltd. (New Zealand), 2.85%, 08/06/2020(b)	10,000,000	10,041,451
Australia & New Zealand Banking Group Ltd. (Australia)
3.00% (3 mo. USD LIBOR + 0.66%), 09/23/2019(a)(b)	9,360,000	9,369,760
2.99% (3 mo. USD LIBOR + 0.46%), 05/17/2021(a)(b)	4,737,000	4,753,753
Bank of America Corp.
2.94% (3 mo. USD LIBOR + 0.66%), 07/21/2021(a)	2,250,000	2,257,787
2.97% (3 mo. USD LIBOR + 0.65%), 10/01/2021(a)	8,850,000	8,884,772
3.00% (3 mo. USD LIBOR + 0.65%), 06/25/2022(a)	12,000,000	12,051,514
Bank of New York Mellon Corp. (The)
2.60%, 08/17/2020	9,000,000	9,033,010
2.80% (3 mo. USD LIBOR + 0.30%), 12/04/2020(a)	15,000,000	15,015,597
BNZ International Funding Ltd. (New Zealand), 3.22% (3 mo. USD LIBOR + 0.70%), 02/21/2020(a)(b)	9,250,000	9,281,872
BPCE S.A. (France), 3.74% (3 mo. USD LIBOR + 1.22%), 05/22/2022(a)(b)	12,000,000	12,163,943
Citibank N.A., 2.94% (3 mo. USD LIBOR + 0.50%), 06/12/2020(a)	2,000,000	2,006,944
Citigroup, Inc., 3.13% (3 mo. USD LIBOR + 0.79%), 01/10/2020(a)	9,400,000	9,423,320
Citizens Bank N.A.
3.06% (3 mo. USD LIBOR + 0.54%), 03/02/2020(a)	10,000,000	10,017,549
3.25%, 02/14/2022	3,061,000	3,116,016
Commonwealth Bank of Australia (Australia)
3.21% (3 mo. USD LIBOR + 0.64%), 11/07/2019(a)(b)	3,402,000	3,407,110
2.30%, 03/12/2020	5,995,000	5,995,946
2.80% (3 mo. USD LIBOR + 0.40%), 09/18/2020(a)(b)	6,150,000	6,170,681
Cooperatieve Rabobank U.A. (Netherlands), 2.25%, 01/14/2020	14,474,000	14,469,802

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Credit Agricole Corporate & Investment Bank S.A. (France), 2.96% (3 mo. USD LIBOR + 0.63%), 10/03/2021(a)	$5,000,000	$ 5,014,907
Credit Agricole Corporate and Investment Bank S.A. (France), 2.69% (3 mo. USD LIBOR + 0.40%), 05/03/2021(a)(b)	10,000,000	10,003,152
Credit Agricole S.A. (France), 3.42% (3 mo. USD LIBOR + 0.97%), 06/10/2020(a)(b)	9,750,000	9,822,674
Fifth Third Bank, 2.90% (3 mo. USD LIBOR + 0.59%), 09/27/2019(a)	7,500,000	7,503,586
HSBC Bank PLC (United Kingdom), 4.13%, 08/12/2020(b)	4,500,000	4,581,312
HSBC Holdings PLC (United Kingdom), 3.09% (3 mo. USD LIBOR + 0.65%), 09/11/2021(a)	10,714,000	10,741,560
Huntington National Bank (The), 2.96% (3 mo. USD LIBOR + 0.51%), 03/10/2020(a)	10,000,000	10,027,224
JPMorgan Chase & Co., 3.20% (3 mo. USD LIBOR + 0.68%), 06/01/2021(a)	7,257,000	7,281,591
JPMorgan Chase Bank, N.A., 2.89% (3 mo. USD LIBOR + 0.37%), 02/19/2021(a)	10,730,000	10,738,333
KeyBank N.A., 2.91% (3 mo. USD LIBOR + 0.66%), 02/01/2022(a)	11,538,000	11,596,591
Lloyds Bank PLC (United Kingdom), 3.06% (3 mo. USD LIBOR + 0.49%), 05/07/2021(a)	6,521,000	6,521,681
Mitsubishi UFJ Financial Group, Inc. (Japan)
4.40% (3 mo. USD LIBOR + 1.88%), 03/01/2021(a)	3,342,000	3,422,561
2.92% (3 mo. USD LIBOR + 0.65%), 07/26/2021(a)	6,000,000	6,021,809
3.51% (3 mo. USD LIBOR + 1.06%), 09/13/2021(a)	5,000,000	5,058,848
Mizuho Financial Group, Inc. (Japan), 3.59% (3 mo. USD LIBOR + 1.14%), 09/13/2021(a)	6,850,000	6,935,991
MUFG Union Bank, N.A., 3.15%, 04/01/2022	7,500,000	7,643,750
National Australia Bank Ltd. (Australia)
3.00% (3 mo. USD LIBOR + 0.71%), 11/04/2021(a)(b)	12,000,000	12,098,818
2.50%, 05/22/2022	12,500,000	12,563,242
NatWest Markets PLC (United Kingdom), 3.63%, 09/29/2022(b)	17,600,000	17,847,626
Nordea Bank AB (Finland)
2.95% (3 mo. USD LIBOR + 0.62%), 09/30/2019(a)(b)	9,000,000	9,009,554
3.00% (3 mo. USD LIBOR + 0.47%), 05/29/2020(a)(b)	3,000,000	3,010,133
Royal Bank of Canada (Canada)
2.51% (3 mo. USD LIBOR + 0.24%), 10/26/2020(a)	5,000,000	5,016,541
2.66% (3 mo. USD LIBOR + 0.39%), 04/30/2021(a)	10,000,000	10,032,410
Standard Chartered PLC (United Kingdom), 3.65% (3 mo. USD LIBOR + 1.13%), 08/19/2019(a)(b)	6,772,000	6,775,743
	Principal Amount	Value
Diversified Banks-(continued)
Sumitomo Mitsui Banking Corp. (Japan)
2.61% (3 mo. USD LIBOR + 0.31%), 10/18/2019(a)	$6,135,000	$ 6,138,865
2.51%, 01/17/2020	5,216,000	5,218,353
2.69% (3 mo. USD LIBOR + 0.37%), 10/16/2020(a)	6,667,000	6,680,305
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.13% (3 mo. USD LIBOR + 1.68%), 03/09/2021(a)	1,000,000	1,021,054
3.44% (3 mo. USD LIBOR + 1.14%), 10/19/2021(a)	2,300,000	2,332,905
Sumitomo Mitsui Trust Bank, Ltd. (Japan)
2.86% (3 mo. USD LIBOR + 0.44%), 09/19/2019(a)(b)	2,300,000	2,301,679
3.21% (3 mo. USD LIBOR + 0.91%), 10/18/2019(a)(b)	9,200,000	9,217,676
SunTrust Bank
2.25%, 01/31/2020	4,227,000	4,222,859
2.77% (3 mo. USD LIBOR + 0.50%), 10/26/2021(a)	8,277,000	8,288,544
3.12% (3 mo. USD LIBOR + 0.59%), 05/17/2022(a)	10,833,000	10,861,741
Toronto-Dominion Bank (The) (Canada), 2.75% (3 mo. USD LIBOR + 0.35%), 07/22/2022(a)	10,000,000	9,942,539
United Overseas Bank Ltd. (Singapore), 2.74% (3 mo. USD LIBOR + 0.48%), 04/23/2021(a)(b)	2,500,000	2,505,026
US Bank N.A., 2.91% (3 mo. USD LIBOR + 0.38%), 11/16/2021(a)	9,091,000	9,117,551
Wells Fargo Bank, N.A., 2.90% (3 mo. USD LIBOR + 0.38%), 05/21/2021(a)	15,000,000	15,017,200
		444,454,133
Diversified Capital Markets-0.55%
Macquarie Bank Ltd. (Australia), 2.85%, 01/15/2021(b)	13,000,000	13,070,183
Electric Utilities-1.26%
Exelon Generation Co. LLC, 4.00%, 10/01/2020	10,000,000	10,134,885
NextEra Energy Capital Holdings, Inc.
2.84% (3 mo. USD LIBOR + 0.32%), 09/03/2019(a)	7,000,000	7,001,275
Series H, 3.34%, 09/01/2020	7,200,000	7,270,991
Progress Energy, Inc., 4.88%, 12/01/2019	5,680,000	5,723,021
		30,130,172
Electrical Components & Equipment-0.49%
Siemens Financieringsmaatschappij N.V. (Germany)
2.75% (3 mo. USD LIBOR + 0.34%), 03/16/2020(a)(b)	5,000,000	5,010,048
1.70%, 09/15/2021(b)	6,904,000	6,827,368
		11,837,416
Environmental & Facilities Services-0.25%
Waste Management, Inc., 4.75%, 06/30/2020	5,893,000	6,014,776

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value
Health Care Equipment-0.19%
Zimmer Biomet Holdings, Inc., 3.17% (3 mo. USD LIBOR + 0.75%), 03/19/2021(a)	$4,450,000	$ 4,450,285
Health Care Services-1.57%
Cigna Corp., 3.20%, 09/17/2020(b)	15,000,000	15,109,375
CVS Health Corp.
3.08% (3 mo. USD LIBOR + 0.63%), 03/09/2020(a)	3,450,000	3,459,488
3.13%, 03/09/2020	5,000,000	5,021,736
3.17% (3 mo. USD LIBOR + 0.72%), 03/09/2021(a)	3,250,000	3,265,350
Express Scripts Holding Co., 3.27% (3 mo. USD LIBOR + 0.75%), 11/30/2020(a)	10,700,000	10,702,619
		37,558,568
Hotels, Resorts & Cruise Lines-0.85%
Marriott International, Inc.
3.10% (3 mo. USD LIBOR + 0.65%), 03/08/2021(a)	1,986,000	1,995,580
Series N, 3.13%, 10/15/2021	11,412,000	11,530,759
Series Y, 3.12% (3 mo. USD LIBOR + 0.60%), 12/01/2020(a)	6,667,000	6,690,502
		20,216,841
Insurance Brokers-0.46%
Marsh & McLennan Cos., Inc.
3.50%, 12/29/2020	5,000,000	5,075,516
3.52% (3 mo. USD LIBOR + 1.20%), 12/29/2021(a)	6,000,000	6,015,289
		11,090,805
Integrated Oil & Gas-0.53%
Chevron Corp., 1.99%, 03/03/2020	12,735,000	12,721,386
Integrated Telecommunication Services-2.11%
AT&T, Inc.
3.26% (3 mo. USD LIBOR + 0.93%), 06/30/2020(a)	9,500,000	9,561,773
3.25% (3 mo. USD LIBOR + 0.95%), 07/15/2021(a)	11,315,000	11,424,071
Deutsche Telekom International Finance B.V. (Germany), 2.88% (3 mo. USD LIBOR + 0.58%), 01/17/2020(a)(b)	9,500,000	9,511,562
Verizon Communications, Inc., 3.07% (3 mo. USD LIBOR + 0.55%), 05/22/2020(a)	19,950,000	20,015,924
		50,513,330
Investment Banking & Brokerage-1.93%
Goldman Sachs Group, Inc. (The)
3.42% (3 mo. USD LIBOR + 1.16%), 04/23/2020(a)	8,000,000	8,046,593
3.61% (3 mo. USD LIBOR + 1.20%), 09/15/2020(a)	250,000	252,345
3.04% (3 mo. USD LIBOR + 0.73%), 12/27/2020(a)	8,485,000	8,500,364
Morgan Stanley
3.39% (3 mo. USD LIBOR + 0.98%), 06/16/2020(a)	10,000,000	10,064,100
3.10% (3 mo. USD LIBOR + 0.55%), 02/10/2021(a)	1,250,000	1,251,380
3.23% (SOFR + 0.83%), 06/10/2022(a)	18,000,000	18,048,198
		46,162,980
	Principal Amount	Value
IT Consulting & Other Services-0.42%
International Business Machines Corp., 2.94% (3 mo. USD LIBOR + 0.40%), 05/13/2021(a)	$10,000,000	$ 10,043,316
Life & Health Insurance-3.33%
AIG Global Funding
2.81% (3 mo. USD LIBOR + 0.46%), 06/25/2021(a)(b)	4,000,000	4,017,400
2.30%, 07/01/2022(b)	5,000,000	4,979,305
Jackson National Life Global Funding
2.10%, 10/25/2021(b)	10,350,000	10,283,574
3.30%, 02/01/2022(b)	10,000,000	10,191,731
New York Life Global Funding
1.95%, 09/28/2020(b)	12,000,000	11,971,748
2.54% (3 mo. USD LIBOR + 0.28%), 01/28/2021(a)(b)	3,500,000	3,505,344
2.00%, 04/13/2021(b)	5,000,000	4,980,767
2.89% (3 mo. USD LIBOR + 0.32%), 08/06/2021(a)(b)	6,665,000	6,682,865
2.78% (3 mo. USD LIBOR + 0.44%), 07/12/2022(a)(b)	7,407,000	7,421,999
Pricoa Global Funding I, 1.45%, 09/13/2019(b)	4,560,000	4,555,000
Principal Life Global Funding II
2.63% (3 mo. USD LIBOR + 0.30%), 06/26/2020(a)(b)	7,500,000	7,513,698
2.63%, 11/19/2020(b)	3,470,000	3,480,919
		79,584,350
Managed Health Care-0.99%
Aetna, Inc., 4.13%, 06/01/2021	12,000,000	12,320,677
UnitedHealth Group, Inc.
2.70%, 07/15/2020	9,685,000	9,727,755
2.13%, 03/15/2021	1,735,000	1,731,718
		23,780,150
Metal & Glass Containers-0.12%
Reynolds Group Issuer, Inc./LLC, 5.80% (3 mo. USD LIBOR + 3.50%), 07/15/2021(a)(b)	2,800,000	2,817,500
Multi-line Insurance-2.00%
Assurant, Inc., 3.58% (3 mo. USD LIBOR + 1.25%), 03/26/2021(a)	3,050,000	3,050,259
MassMutual Global Funding II, 2.50%, 04/13/2022(b)	7,500,000	7,536,211
Metropolitan Life Global Funding I
2.96% (SOFR + 0.57%), 09/07/2020(a)(b)	5,402,000	5,420,502
2.50%, 12/03/2020(b)	15,794,000	15,832,446
2.53% (3 mo. USD LIBOR + 0.23%), 01/08/2021(a)(b)	16,100,000	16,110,510
		47,949,928
Oil & Gas Exploration & Production-1.17%
ConocoPhillips Co., 3.42% (3 mo. USD LIBOR + 0.90%), 05/15/2022(a)	11,853,000	11,994,543
EOG Resources, Inc., 4.40%, 06/01/2020	10,000,000	10,155,476
EQT Corp., 3.09% (3 mo. USD LIBOR + 0.77%), 10/01/2020(a)	5,900,000	5,898,346
		28,048,365

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value
Oil & Gas Refining & Marketing-0.08%
Phillips 66, 3.12% (3 mo. USD LIBOR + 0.60%), 02/26/2021(a)	$1,900,000	$ 1,900,212
Oil & Gas Storage & Transportation-1.89%
Enbridge Inc. (Canada), 3.11% (3 mo. USD LIBOR + 0.70%), 06/15/2020(a)	1,000,000	1,002,651
Energy Transfer Operating L.P., 4.15%, 10/01/2020	3,140,000	3,187,071
Enterprise Products Operating LLC, 5.25%, 01/31/2020	12,500,000	12,672,761
Kinder Morgan Energy Partners L.P., 5.30%, 09/15/2020	16,742,000	17,236,560
Kinder Morgan, Inc., 5.00%, 02/15/2021(b)	8,794,000	9,095,964
Williams Cos., Inc. (The), 4.13%, 11/15/2020	2,000,000	2,032,320
		45,227,327
Other Diversified Financial Services-0.81%
UBS AG (Switzerland), 4.88%, 08/04/2020	10,250,000	10,513,545
UBS Group Funding Switzerland AG (Switzerland), 4.08% (3 mo. USD LIBOR + 1.78%), 04/14/2021(a)(b)	8,550,000	8,747,936
		19,261,481
Packaged Foods & Meats-1.76%
General Mills, Inc.
2.86% (3 mo. USD LIBOR + 0.54%), 04/16/2021(a)	8,100,000	8,113,984
3.20%, 04/16/2021	6,000,000	6,080,502
Mondelez International Holdings Netherlands B.V.
1.63%, 10/28/2019(b)	10,000,000	9,979,005
2.00%, 10/28/2021(b)	8,052,000	7,972,379
Tyson Foods, Inc., 2.65%, 08/15/2019	10,000,000	10,000,709
		42,146,579
Pharmaceuticals-2.08%
Allergan Funding SCS
3.00%, 03/12/2020	9,155,000	9,175,991
3.69% (3 mo. USD LIBOR + 1.26%), 03/12/2020(a)	2,600,000	2,616,300
Bayer US Finance II LLC (Germany), 2.98% (3 mo. USD LIBOR + 0.63%), 06/25/2021(a)(b)	13,606,000	13,623,182
Bayer US Finance LLC (Germany), 2.38%, 10/08/2019(b)	10,000,000	9,991,303
Bristol-Myers Squibb Co., 2.72% (3 mo. USD LIBOR + 0.20%), 11/16/2020(a)(b)	7,500,000	7,505,950
GlaxoSmithKline Capital PLC (United Kingdom), 2.88% (3 mo. USD LIBOR + 0.35%), 05/14/2021(a)	6,757,000	6,776,246
		49,688,972
Residential REITs-0.22%
AvalonBay Communities, Inc., 2.73% (3 mo. USD LIBOR + 0.43%), 01/15/2021(a)	5,350,000	5,350,130
Restaurants-0.45%
McDonald’s Corp., 2.69% (3 mo. USD LIBOR + 0.43%), 10/28/2021(a)	10,652,000	10,655,541
	Principal Amount	Value
Semiconductors-0.96%
Analog Devices, Inc., 2.50%, 12/05/2021	$11,789,000	$ 11,809,818
Intel Corp., 2.62% (3 mo. USD LIBOR + 0.08%), 05/11/2020(a)	1,155,000	1,155,618
QUALCOMM, Inc., 3.07% (3 mo. USD LIBOR + 0.55%), 05/20/2020(a)	10,000,000	10,025,152
		22,990,588
Soft Drinks-0.53%
Keurig Dr Pepper, Inc., 3.55%, 05/25/2021	12,500,000	12,735,378
Specialized REITs-0.35%
American Tower Corp., 2.80%, 06/01/2020	8,423,000	8,438,853
Systems Software-0.92%
Oracle Corp., 2.50%, 05/15/2022	10,000,000	10,063,454
VMware, Inc., 2.30%, 08/21/2020	12,000,000	11,962,657
		22,026,111
Technology Hardware, Storage & Peripherals-0.89%
Apple, Inc., 2.00%, 11/13/2020	9,875,000	9,869,087
Hewlett Packard Enterprise Co.
2.10%, 10/04/2019(b)	4,298,000	4,293,855
3.01% (3 mo. USD LIBOR + 0.72%), 10/05/2021(a)	7,059,000	7,061,506
		21,224,448
Tobacco-0.86%
Altria Group, Inc., 2.63%, 01/14/2020	8,314,000	8,322,090
BAT International Finance PLC (United Kingdom), 2.75%, 06/15/2020(b)	12,135,000	12,144,667
		20,466,757
Trading Companies & Distributors-0.27%
Air Lease Corp., 3.50%, 01/15/2022	6,260,000	6,414,794
Trucking-0.48%
Aviation Capital Group LLC
3.47% (3 mo. USD LIBOR + 0.95%), 06/01/2021(a)(b)	9,574,000	9,630,747
2.94% (3 mo. USD LIBOR + 0.67%), 07/30/2021(a)(b)	1,775,000	1,775,431
		11,406,178
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,405,931,846)		1,411,419,243

Asset-Backed Securities-17.21%
ABPCI Direct Lending Fund CLO I LLC (Cayman Islands), Series 2017-1A, Class A1, 4.06% (3 mo. USD LIBOR + 1.78%), 07/20/2029(a)(b)	1,800,000	1,798,990
Accredited Mortgage Loan Trust, Series 2007-1, Class A3, 2.40% (1 mo. USD LIBOR + 0.13%), 02/25/2037(a)	153,258	153,576
ACIS CLO Ltd. (Cayman Islands), Series 2015-6A, Classs A1, 3.84% (3 mo. USD LIBOR + 1.59%), 05/01/2027(a)(b)	2,000,000	2,001,548
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87%, 11/08/2021	8,977,000	8,996,221

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value

Angel Oak Mortgage Trust I LLC
Series 2019-1, Class A1, 3.92%, 11/25/2048(b)(c)	$10,242,993	$ 10,425,635
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(c)	10,973,168	11,133,899
Series 2019-4, Class A1, 2.99%, 07/26/2049(b)(c)	7,769,000	7,819,149
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 3.28% (3 mo. USD LIBOR + 0.98%), 07/17/2026(a)(b)	5,055,193	5,057,243
Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 3.34% (3 mo. USD LIBOR + 1.05%), 08/05/2027(a)(b)	9,000,000	9,008,578
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 2.41% (1 mo. USD LIBOR + 0.14%), 11/25/2036(a)	2,122,515	2,079,608
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.61%, 10/26/2048(b)(d)	5,826,446	5,898,846
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.84%, 12/15/2024	12,000,000	12,212,618
CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.93%, 03/15/2022	4,880,891	4,867,888
Chesapeake Funding II LLC (Canada), Series 2018-3A, Class A1, 3.39%, 01/15/2031(b)	6,328,455	6,415,626
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 3.62% (1 mo. USD LIBOR + 1.35%), 10/25/2037(a)(b)	1,948,419	1,976,927
CLNS Trust, Series 2017-IKPR, Class A, 3.17% (1 mo. USD LIBOR + 0.80%), 06/11/2032(a)(b)	3,000,000	3,002,697
COLT Mortgage Loan Trust, Series 2019-1, Class A1, 3.71%, 03/25/2049(b)(c)	3,313,912	3,367,452
Countrywide Asset-Backed Ctfs.
Series 2004-SD2, Class M1, 2.89% (1 mo. USD LIBOR + 0.62%), 06/25/2033(a)(b)	405,587	407,443
Series 2006-6, Class 1A1, 2.44% (1 mo. USD LIBOR + 0.17%), 09/25/2036(a)	2,036,937	2,022,784
Crown Point CLO III Ltd. (Cayman Islands), Series 2015-3A, Class A2R, 3.75% (3 mo. USD LIBOR + 1.45%), 12/31/2027(a)(b)	2,000,000	1,981,785
CSMC, Series 2014-2R, Class 27A1, 2.60% (1 mo. USD LIBOR + 0.20%), 02/27/2046(a)(b)	235,112	229,221
CWABS Inc. Asset-Backed Certificates Trust, Series 2004-4, Class M1, 2.99% (1 mo. USD LIBOR + 0.72%), 07/25/2034(a)	2,236,516	2,251,427
Deephave Residential Mortgage Trust
Series 2019-1A, Class A1, 3.74%, 01/25/2059(b)(c)	10,389,525	10,502,416
Series 2019-2A, Class A1, 3.56%, 04/25/2059(b)(c)	8,047,712	8,120,234
	Principal Amount	Value

Diamond CLO Ltd. (Cayman Islands), Series 2019-1A, Class A1, 4.22% (3 mo. USD LIBOR + 1.60%), 04/25/2029(a)(b)	$12,000,000	$ 12,015,145
Discover Card Execution Note Trust, Series 2019-A2, Class A, 2.54% (1 mo. USD LIBOR + 0.27%), 12/15/2023(a)	7,500,000	7,514,929
DT Auto Owner Trust, Series 2019-3A, Class A, 2.55%, 08/15/2022(b)	6,250,000	6,249,366
Enterprise Fleet Financing LLC, Series 2019-1, Class A2, 2.98%, 10/22/2024(b)	4,500,000	4,544,846
Firstkey Master Funding Ltd. (Cayman Islands), Series 2017-R1, Class A6, 2.62% (1 mo. USD LIBOR + 0.22%), 11/03/2041(a)(b)	4,363,973	4,307,190
Fortress Credit Opportunities IX CLO Ltd. (Cayman Islands), Series 2017-9A, Class A1T, 4.07% (3 mo. USD LIBOR + 1.55%), 11/15/2029(a)(b)	2,000,000	1,991,041
FS KKR Capital Corp., Series 2019-1A, Class A1, 4.09% (3 mo. USD LIBOR + 1.70%), 07/15/2030(a)(b)	9,000,000	9,000,373
GCAT LLC, Series 2019-NQM1, Class A1, 2.99%, 02/25/2059(b)(d)	14,630,335	14,689,366
Golden Credit Card Trust (Canada), Series 2019-1A, Class A, 2.78% (1 mo. USD LIBOR + 0.45%), 12/15/2022(a)(b)	14,500,000	14,547,493
Golub Capital BDC CLO LLC, Series 2014-1A, Class BR, 3.68% (3 mo. USD LIBOR + 1.40%), 04/25/2026(a)(b)	1,000,000	998,413
Golub Capital Partners CLO 16 Ltd. (Cayman Islands), Series 2013-16A, Class A1R, 4.28% (3 mo. USD LIBOR + 1.70%), 07/25/2029(a)(b)	4,800,000	4,796,079
Golub Capital Partners Clo 36m Ltd. (Cayman Islands), Series 2018-36A, Class A, 3.59% (3 mo. USD LIBOR + 1.30%), 02/05/2031(a)(b)	5,000,000	4,937,500
Golub Capital Partners CLO 39B Ltd. (Cayman Islands), Series 2018-39A, Class A1, 3.43% (3 mo. USD LIBOR + 1.15%), 10/20/2028(a)(b)	10,000,000	9,988,004
GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class A, 3.18% (1 mo. USD LIBOR + 0.85%), 07/15/2032(a)(b)	12,200,000	12,208,386
GSAMP Trust, Series 2005-HE6, Class M1, 2.71% (1 mo. USD LIBOR + 0.44%), 11/25/2035(a)	949,025	953,969
Halcyon Loan Advisors Funding Ltd. (Cayman Islands), Series 2012-1A, Class B, 5.52% (3 mo. USD LIBOR + 3.00%), 08/15/2023(a)(b)	1,000,000	1,000,512
Hertz Vehicle Financing II L.P., Series 2015-1A, Class A, 2.73%, 03/25/2021(b)	19,000,000	19,016,950
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1, 3.45%, 01/25/2059(b)(c)	10,823,113	10,930,588

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value

HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 2.66% (1 mo. USD LIBOR + 0.39%), 01/25/2036(a)	$2,500,000	$ 2,496,755
Hunt CRE Ltd. (Cayman Islands), Series 2017-FL1, Class A, 3.33% (1 mo. USD LIBOR + 1.00%), 08/15/2034(a)(b)	5,500,000	5,504,335
KKR CLO 21 Ltd. (Cayman Islands), Series A, 3.30% (3 mo. USD LIBOR + 1.00%), 04/15/2031(a)(b)	2,000,000	1,976,036
Nationstar Home Equity Loan Trust, Series 2007-B, Class 1AV1, 2.49% (1 mo. USD LIBOR + 0.22%), 04/25/2037(a)	2,651,246	2,628,461
Navient Private Education Refi Loan Trust, Series 2019-A, 3.03%, 01/15/2043(b)	4,100,905	4,131,969
New Residential Mortgage Loan Trust
Class 2019-NQM3, Class A1, 2.80%, 07/25/2049(b)(c)	11,757,377	11,760,754
Series 2017-5A, Class A1, 3.77% (1 mo. USD LIBOR + 1.50%), 06/25/2057(a)(b)	1,071,485	1,094,094
Newstar Commercial Loan Funding LLC, Series 2017-1A, Class BN, 4.89% (3 mo. USD LIBOR + 2.50%), 03/20/2027(a)(b)	2,500,000	2,503,398
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A1, 3.18% (1 mo. USD LIBOR + 0.85%), 04/18/2022(a)(b)	10,000,000	10,037,184
Series 2019-1A, Class A1, 2.98% (1 mo. USD LIBOR + 0.65%), 02/15/2024(a)(b)	12,750,000	12,776,951
NXT Capital CLO LLC, Series 2017-1A, Class A, 3.98% (3 mo. USD LIBOR + 1.70%), 04/20/2029(a)(b)	7,500,000	7,501,659
OBX Trust, Series 2018-EXP1, Class 2A1, 3.12% (1 mo. USD LIBOR + 0.85%), 04/25/2048(a)(b)	3,340,417	3,344,313
OCP CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 3.40% (3 mo. USD LIBOR + 1.12%), 07/20/2029(a)(b)	6,750,000	6,716,250
Recette Clo Ltd. (Cayman Islands), Series 2015-1A, Class BR, 3.58% (3 mo. USD LIBOR + 1.30%), 10/20/2027(a)(b)	2,000,000	1,990,202
Residential Mortgage Loan Trust, Series 2019-1, Class M1, 3.94%, 10/25/2058(b)(c)	9,677,867	9,826,805
Social Professional Loan Program LLC, Series 2019-B, Class A1, 2.78%, 08/17/2048(b)	6,416,192	6,445,966
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.47%, 02/25/2049(b)(c)	7,940,907	8,046,429
Sudbury Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1R, 3.95% (3 mo. USD LIBOR + 1.65%), 01/17/2026(a)(b)	2,500,000	2,501,726
TICP CLO II-2 Ltd. (Cayman Islands), Series 2018-IIA, Class A1, 3.12% (3 mo. USD LIBOR + 0.84%), 04/20/2028(a)(b)	11,000,000	10,911,690
	Principal Amount	Value

TPG Real Estate Finance Issuer Ltd. (Cayman Islands), Series 2018-FL1, Class A, 3.06% (1 mo. USD LIBOR + 0.75%), 02/15/2035(a)(b)	$280,418	$ 280,628
Venture XII CLO Ltd. (Cayman Islands), Series 2012-12A, Class ARR, 3.32% (3 mo. USD LIBOR + 0.80%), 02/28/2026(a)(b)	5,285,051	5,270,963
Venture XVI CLO Ltd. (Cayman Islands), Series 2014-16A, Class ARR, 3.15% (3 mo. USD LIBOR + 0.85%), 01/15/2028(a)(b)	1,500,000	1,496,103
Verus Securitization Trust
Series 2019-1, Class A1, 3.84%, 02/25/2059(b)(c)	10,617,203	10,750,435
Series 2019-2, Class A1, 3.21%, 04/25/2059(b)(c)	8,400,670	8,465,886
Series 2019-INV1, Class A1, 3.40%, 12/25/2059(b)(c)	8,220,934	8,305,260
Woodmont Trust, Series 2017-2A, Class A, 4.10% (3 mo. USD LIBOR + 1.80%), 07/18/2028(a)(b)	3,600,000	3,596,604
Total Asset-Backed Securities (Cost $409,382,554)		411,782,817
Certificate of Deposit-0.84%
Diversified Banks-0.84%
Standard Chartered Bank, 2.85% (3 mo. USD LIBOR + 0.28%), 11/06/2020(a) (Cost $19,978,800)	20,000,000	20,003,942

U.S. Government Sponsored Agency Securities-0.84%
Federal Home Loan Bank, 2.24% (SOFR + 0.05%), 09/28/2020(a) (Cost $20,000,000)	20,000,000	19,997,633
Variable Rate Senior Loan Interests-0.08%(e)(f)
Aerospace & Defense-0.08%
Fly Funding II S.a.r.l, Term Loan, 4.29% (3 mo. USD LIBOR + 2.00%), 02/09/2023 (Cost $2,014,759)	2,019,299	2,023,085

Commercial Paper-17.94%(g)
AT&T, Inc., Series 2019-B, Class A2B, 2.71%, 12/11/2019(b)	10,000,000	9,906,494
Bell Canada, Inc., 2.56%, 09/04/2019(b)	24,400,000	24,340,149
Boston Scientific Corp.
2.76%, 08/05/2019(b)	4,100,000	4,098,599
2.85%, 08/29/2019(b)	11,000,000	10,977,900
BP Capital Markets PLC, 2.52%, 01/15/2020	12,000,000	12,009,495
Cigna Corp., 2.54%, 09/18/2019(b)	3,500,000	3,488,071
Coca-Cola Co. (The), 2.92%, 12/11/2019(b)	14,000,000	13,889,159
CommonSpirit Health
Series B, 2.85%, 08/21/2019	3,007,000	3,002,967
Series B, 2.90%, 08/27/2019	23,000,000	22,960,618
CRH America Finance, Inc.
2.56%, 09/23/2019(b)	11,100,000	11,058,059
2.50%, 09/27/2019(b)	15,000,000	14,939,028

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value

Enable Midstream Partners, L.P., 2.72%, 08/26/2019(b)	$11,500,000	$ 11,477,475
Enbridge US, Inc., 2.60%, 10/02/2019(b)	8,028,000	7,992,512
Eni Finance USA, Inc., 2.45%, 10/22/2019(b)	1,000,000	994,218
Entergy Corp.
2.54%, 09/11/2019(b)	6,500,000	6,480,124
2.46%, 10/18/2019(b)	16,300,000	16,206,105
ETP Legacy L.P., 2.85%, 08/01/2019(b)	26,000,000	25,998,110
FMC Technologies, Inc., 2.48%, 09/25/2019(b)	14,126,000	14,070,604
Glencore Funding LLC, 2.55%, 08/07/2019(b)	26,750,000	26,736,190
Molson Coors Brewing Co., 2.52%, 08/02/2019(b)	9,500,000	9,498,680
Mondelez International, Inc., 2.49%, 09/03/2019(b)	9,000,000	8,978,758
NextEra Energy Capital Holdings, Inc., 2.76%, 08/06/2019(b)	19,000,000	18,992,201
Reckitt Benckiser Treasury Services PLC
2.67%, 09/09/2019(b)	17,200,000	17,156,580
2.46%, 12/03/2019(b)	10,000,000	9,921,875
Salisbury Receivables Co. LLC, 2.95%, 10/18/2019(b)	17,000,000	16,901,502
Silver Tower US Funding, LLC, 2.60%, 08/09/2019(b)	9,900,000	9,893,486
Smithfield Foods, Inc., 2.60%, 08/19/2019(b)	30,000,000	29,957,123
Societe Generale S.A., 2.81%, 08/26/2019	5,000,000	4,991,496
Suncor Energy, Inc., 2.53%, 09/26/2019(b)	15,000,000	14,940,102
VW Credit, Inc.
2.69%, 08/27/2019(b)	10,000,000	9,981,303
2.65%, 11/04/2019(b)	10,000,000	9,932,347
White Plains Capital Co., LLC, 2.65%, 08/20/2019(b)	27,400,000	27,361,914
Total Commercial Paper (Cost $429,040,868)		429,133,244
	Repurchase Amount
Repurchase Agreements-2.93%(h)
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $234,300,003; 0% - 8.50%; 01/17/2020 - 01/25/2066), 2.75%(i)	-	25,000,000
	Repurchase Amount	Value
Nomura Securities International, Inc., joint term agreement dated 07/01/2019, aggregate maturing value of $53,000,000 (collateralized by domestic non-agency mortgage-backed securities valued at $58,300,001; 6.44%; 03/25/2048), 2.88%, 12/27/2019(a)	$28,000,000	$ 28,000,000
Wells Fargo Securities, LLC, joint term agreement dated 07/08/2019, aggregate maturing value of $45,613,075 (collateralized by domestic and foreign non-agency asset-backed securities valued at $48,100,077; 2.82% - 6.11%; 09/20/2022 - 06/17/2049), 2.74%, 01/03/2020	17,231,606	17,000,000
Total Repurchase Agreements (Cost $70,000,000)		70,000,000
	Principal Amount
U.S. Treasury Securities-1.29%
U.S. Treasury Bills-1.29%(g)
2.45%, 09/19/2019	10,900,000	10,870,758
2.53%, 11/07/2019	20,200,000	20,088,084
Total U.S. Treasury Securities (Cost $30,921,976)		30,958,842
TOTAL INVESTMENTS IN SECURITIES-100.14% (Cost $2,387,270,803)		2,395,318,806
OTHER ASSETS LESS LIABILITIES-(0.14)%		(3,307,635)
NET ASSETS-100.00%		$2,392,011,171

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2019
(Unaudited)
Investment Abbreviations:
BR	-Bearer Shares
CLO	-Collateralized Loan Obligation
Ctfs.	-Certificates
DAC	-Designated Activity Co.
LIBOR	-London Interbank Offered Rate
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2019.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $1,193,461,326, which represented 49.89% of the Fund’s Net Assets.
(c)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2019.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified date.
(e)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(f)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the LIBOR, on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Principal amount equals value at period end.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Variable Rate Investment Grade ETF (VRIG)
July 31, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-43.73%
Aerospace & Defense-0.26%
Spirit AeroSystems, Inc., 3.21% (3 mo. USD LIBOR + 0.80%), 06/15/2021(a)	$1,034,000	$ 1,030,577
Auto Parts & Equipment-0.78%
Ford Motor Credit Co. LLC
3.37% (3 mo. USD LIBOR + 0.83%), 08/12/2019(a)	600,000	600,080
3.60% (3 mo. USD LIBOR + 1.27%), 03/28/2022(a)	1,000,000	988,333
3.37% (3 mo. USD LIBOR + 1.08%), 08/03/2022(a)	1,500,000	1,473,745
		3,062,158
Automobile Manufacturers-2.80%
Daimler Finance North America LLC (Germany), 2.84% (3 mo. USD LIBOR + 0.55%), 05/04/2021(a)(b)	2,000,000	2,004,832
Fiat Chrysler Automobiles N.V. (United Kingdom), 4.50%, 04/15/2020	3,000,000	3,041,250
General Motors Financial Co., Inc.
3.67% (3 mo. USD LIBOR + 1.10%), 11/06/2021(a)	2,000,000	1,997,321
3.64% (3 mo. USD LIBOR + 1.31%), 06/30/2022(a)	1,000,000	999,922
3.28% (3 mo. USD LIBOR + 0.99%), 01/05/2023(a)	1,000,000	987,653
Volkswagen Group of America Finance, LLC (Germany), 3.48% (3 mo. USD LIBOR + 0.94%), 11/12/2021(a)(b)	2,000,000	2,016,737
		11,047,715
Construction Materials-0.44%
Vulcan Materials Co.
3.01% (3 mo. USD LIBOR + 0.60%), 06/15/2020(a)	750,000	750,690
3.17% (3 mo. USD LIBOR + 0.65%), 03/01/2021(a)	1,000,000	1,001,493
		1,752,183
Consumer Finance-1.22%
Capital One Financial Corp., 2.99% (3 mo. USD LIBOR + 0.72%), 01/30/2023(a)	1,000,000	997,249
Capital One N.A., 3.42% (3 mo. USD LIBOR + 1.15%), 01/30/2023(a)	3,750,000	3,793,014
		4,790,263
Distillers & Vintners-0.24%
Constellation Brands, Inc., 3.22% (3 mo. USD LIBOR + 0.70%), 11/15/2021(a)	966,000	966,377
Diversified Banks-18.93%
ABN AMRO Bank N.V. (Netherlands), 3.09% (3 mo. USD LIBOR + 0.57%), 08/27/2021(a)(b)	964,000	968,661
Banco Santander S.A. (Spain), 3.90% (3 mo. USD LIBOR + 1.56%), 04/11/2022(a)	5,200,000	5,297,382
Bank of America Corp.
3.28% (3 mo. USD LIBOR + 1.00%), 04/24/2023(a)	3,281,000	3,310,750
3.27% (3 mo. USD LIBOR + 0.79%), 03/05/2024(a)	1,250,000	1,251,376
	Principal Amount	Value
Diversified Banks-(continued)
3.06% (3 mo. USD LIBOR + 0.77%), 02/05/2026(a)	$1,042,000	$ 1,030,895
Series V, 5.80% (3 mo. USD LIBOR + 3.39%)(a)(c)	1,750,000	1,774,062
Barclays PLC (United Kingdom)
3.96% (3 mo. USD LIBOR + 1.63%), 01/10/2023(a)	2,000,000	2,012,398
3.95% (3 mo. USD LIBOR + 1.43%), 02/15/2023(a)	2,000,000	2,003,142
BPCE S.A. (France), 3.74% (3 mo. USD LIBOR + 1.22%), 05/22/2022(a)(b)	4,000,000	4,054,648
Citigroup, Inc.
3.23% (3 mo. USD LIBOR + 0.95%), 07/24/2023(a)	1,500,000	1,509,155
3.95% (3 mo. USD LIBOR + 1.43%), 09/01/2023(a)	4,500,000	4,592,541
Goldman Sachs Bank USA, 3.00% (SOFR + 0.60%), 05/24/2021(a)	2,000,000	2,002,547
ING Groep N.V. (Netherlands), 3.32% (3 mo. USD LIBOR + 1.00%), 10/02/2023(a)	3,500,000	3,510,210
JPMorgan Chase & Co.
3.51% (3 mo. USD LIBOR + 1.23%), 10/24/2023(a)	3,000,000	3,051,576
Series I, 5.74% (3 mo. USD LIBOR + 3.47%)(a)(c)	1,435,000	1,435,088
Series V, 5.64% (3 mo. USD LIBOR + 3.32%)(a)(c)	2,500,000	2,515,625
KeyBank N.A., 2.91% (3 mo. USD LIBOR + 0.66%), 02/01/2022(a)	1,923,000	1,932,765
Lloyds Bank PLC (United Kingdom), 3.06% (3 mo. USD LIBOR + 0.49%), 05/07/2021(a)	1,957,000	1,957,204
Mizuho Financial Group, Inc. (Japan)
3.33% (3 mo. USD LIBOR + 0.88%), 09/11/2022(a)	4,000,000	4,023,522
3.16% (3 mo. USD LIBOR + 0.84%), 07/16/2023(a)	2,500,000	2,507,647
National Australia Bank Ltd. (Australia), 2.94% (3 mo. USD LIBOR + 0.60%), 04/12/2023(a)(b)	2,000,000	2,007,591
NatWest Markets PLC (United Kingdom), 3.72% (3 mo. USD LIBOR + 1.40%), 09/29/2022(a)(b)	2,500,000	2,520,493
Nordea Bank AB (Finland), 3.46% (3 mo. USD LIBOR + 0.94%), 08/30/2023(a)(b)	2,987,000	2,951,874
Royal Bank of Scotland Group PLC (The) (United Kingdom)
3.99% (3 mo. USD LIBOR + 1.47%), 05/15/2023(a)	4,000,000	4,016,063
3.90% (3 mo. USD LIBOR + 1.55%), 06/25/2024(a)	2,000,000	2,004,218
Standard Chartered PLC (United Kingdom), 3.43% (3 mo. USD LIBOR + 1.15%), 01/20/2023(a)(b)	3,316,000	3,323,080
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.04% (3 mo. USD LIBOR + 0.74%), 10/18/2022(a)	3,500,000	3,509,240

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
USB Realty Corp., 3.45% (3 mo. USD LIBOR + 1.15%)(a)(b)(c)	$1,100,000	$ 951,500
Wells Fargo & Co., 3.84% (3 mo. USD LIBOR + 1.34%), 03/04/2021(a)	2,500,000	2,540,435
		74,565,688
Electric Utilities-0.63%
Mississippi Power Co., 2.96% (3 mo. USD LIBOR + 0.65%), 03/27/2020(a)	2,500,000	2,500,769
Health Care Distributors-1.02%
Cardinal Health, Inc., 3.18% (3 mo. USD LIBOR + 0.77%), 06/15/2022(a)	4,000,000	4,000,804
Health Care Equipment-1.08%
Becton Dickinson and Co., 3.50% (3 mo. USD LIBOR + 1.03%), 06/06/2022(a)	4,225,000	4,260,412
Health Care Services-1.12%
Cigna Corp., 3.19% (3 mo. USD LIBOR + 0.89%), 07/15/2023(a)(b)	3,543,000	3,553,023
CVS Health Corp., 3.17% (3 mo. USD LIBOR + 0.72%), 03/09/2021(a)	839,000	842,963
		4,395,986
Household Products-0.70%
Reckitt Benckiser Treasury Services PLC (United Kingdom), 2.90% (3 mo. USD LIBOR + 0.56%), 06/24/2022(a)(b)	2,750,000	2,745,736
Integrated Telecommunication Services-2.08%
AT&T, Inc.
3.42% (3 mo. USD LIBOR + 0.89%), 02/15/2023(a)	2,669,000	2,642,946
3.62% (3 mo. USD LIBOR + 1.18%), 06/12/2024(a)	3,832,000	3,905,482
Verizon Communications, Inc., 3.62% (3 mo. USD LIBOR + 1.10%), 05/15/2025(a)	1,627,000	1,655,869
		8,204,297
Interactive Media & Services-0.29%
Tencent Holdings Ltd. (China), 2.91% (3 mo. USD LIBOR + 0.61%), 01/19/2023(a)(b)	1,143,000	1,136,833
Investment Banking & Brokerage-2.64%
Goldman Sachs Group, Inc. (The)
3.28% (3 mo. USD LIBOR + 1.00%), 07/24/2023(a)	2,500,000	2,515,645
4.01% (3 mo. USD LIBOR + 1.75%), 10/28/2027(a)	250,000	259,393
Morgan Stanley
3.68% (3 mo. USD LIBOR + 1.40%), 04/21/2021(a)	2,500,000	2,544,806
3.21% (3 mo. USD LIBOR + 0.93%), 07/22/2022(a)	2,500,000	2,518,400
3.68% (3 mo. USD LIBOR + 1.40%), 10/24/2023(a)	2,500,000	2,550,682
		10,388,926
IT Consulting & Other Services-0.71%
DXC Technology Co., 3.47% (3 mo. USD LIBOR + 0.95%), 03/01/2021(a)	2,802,000	2,802,179
Life & Health Insurance-0.26%
Jackson National Life Global Funding, 3.04% (3 mo. USD LIBOR + 0.73%), 06/27/2022(a)(b)	1,000,000	1,010,395
	Principal Amount	Value
Multi-line Insurance-0.23%
Metropolitan Life Global Funding I, 2.96% (SOFR + 0.57%), 09/07/2020(a)(b)	$899,000	$ 902,079
Multi-Utilities-0.67%
Sempra Energy, 2.80% (3 mo. USD LIBOR + 0.50%), 01/15/2021(a)	2,650,000	2,645,792
Oil & Gas Exploration & Production-0.39%
ConocoPhillips Co., 3.42% (3 mo. USD LIBOR + 0.90%), 05/15/2022(a)	1,500,000	1,517,912
Oil & Gas Refining & Marketing-0.09%
Phillips 66, 3.12% (3 mo. USD LIBOR + 0.60%), 02/26/2021(a)	340,000	340,038
Other Diversified Financial Services-2.25%
Athene Global Funding, 3.56% (3 mo. USD LIBOR + 1.23%), 07/01/2022(a)(b)	5,300,000	5,346,705
UBS Group Funding Switzerland AG (Switzerland), 3.47% (3 mo. USD LIBOR + 0.95%), 08/15/2023(a)(b)	3,500,000	3,514,700
		8,861,405
Packaged Foods & Meats-1.77%
Conagra Brands, Inc., 3.03% (3 mo. USD LIBOR + 0.75%), 10/22/2020(a)	3,000,000	3,001,343
General Mills, Inc., 3.31% (3 mo. USD LIBOR + 1.01%), 10/17/2023(a)	3,937,000	3,968,358
		6,969,701
Pharmaceuticals-0.86%
Bayer US Finance II LLC (Germany), 2.98% (3 mo. USD LIBOR + 0.63%), 06/25/2021(a)(b)	3,395,000	3,399,287
Specialty Chemicals-0.26%
DuPont de Nemours Inc., 3.23% (3 mo. USD LIBOR + 0.71%), 11/15/2020(a)	1,000,000	1,006,060
Technology Hardware, Storage & Peripherals-0.77%
Dell International LLC / EMC Corp., 5.88%, 06/15/2021(b)	3,000,000	3,052,900
Trading Companies & Distributors-0.79%
BOC Aviation Ltd. (Singapore), 3.46% (3 mo. USD LIBOR + 1.13%), 09/26/2023(a)(b)	3,082,000	3,095,285
Trucking-0.45%
Aviation Capital Group LLC, 3.47% (3 mo. USD LIBOR + 0.95%), 06/01/2021(a)(b)	1,777,000	1,787,533
Total U.S. Dollar Denominated Bonds & Notes (Cost $171,819,293)		172,239,290

Asset-Backed Securities-19.22%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 4.67%, 02/25/2035(d)	294,447	298,534
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class B, 3.68% (1 mo. USD LIBOR + 1.35%), 04/15/2036(a)(b)	4,000,000	4,005,000
Bear Stearns ARM Trust
Series 2003-7, Class 6A, 4.61%, 10/25/2033(d)	342,491	351,743
Series 2003-8, Class 4A1, 4.77%, 01/25/2034(d)	296,109	305,777

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value

BX Trust, Series 2018-GW, Class A, 3.13% (1 mo. USD LIBOR + 0.80%), 05/15/2035(a)(b)	$4,500,000	$ 4,507,229
Capital One Multi-Asset Execution Trust, Series 2016-A2, Class A2, 2.96% (1 mo. USD LIBOR + 0.63%), 02/15/2024(a)	250,000	252,190
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 3.12% (1 mo. USD LIBOR + 0.79%), 07/15/2032(a)(b)	1,350,000	1,351,810
CLNS Trust, Series 2017-IKPR, Class A, 3.17% (1 mo. USD LIBOR + 0.80%), 06/11/2032(a)(b)	3,000,000	3,002,697
Commercial Mortgage Trust
Series 2014-FL5, Class B, 3.78% (1 mo. USD LIBOR + 2.15%), 10/15/2031(a)(b)	130,791	130,797
Series 2019-521F, Class C, 3.63% (1 mo. USD LIBOR + 1.30%), 06/15/2034(a)(b)	3,000,000	3,007,710
Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 2.92% (1 mo. USD LIBOR + 0.65%), 09/25/2042(a)(b)	1,362,945	1,355,372
Credit Suisse Mortgage Capital Ctfs., Series 2019-ICE4, Class B, 3.56% (1 mo. USD LIBOR + 1.23%), 05/15/2036(a)(b)	4,000,000	4,014,918
CSWF, Series 2018-TOP, Class B, 3.63% (1 mo. USD LIBOR + 1.30%), 08/15/2035(a)(b)	3,000,000	3,008,958
DBGS Mortgage Trust, Series 2018-5BP, Class B, 3.16% (1 mo. USD LIBOR + 0.83%), 06/15/2033(a)(b)	3,000,000	2,997,369
Deephave Residential Mortgage Trust, Series 2019-2A, Class A1, 3.56%, 04/25/2059(b)(d)	1,007,130	1,016,205
Dominos Pizza Master Issuer LLC, Series 2017-1A, Class A2I, 3.53% (3 mo. USD LIBOR + 1.25%), 07/25/2047(a)(b)	2,837,100	2,845,510
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 3.07% (1 mo. USD LIBOR + 0.80%), 10/25/2056(a)(b)	808,420	806,296
GPT Mortgage Trust, Series 2018-GPP, Class B, 3.61% (1 mo. USD LIBOR + 1.28%), 06/15/2035(a)(b)	1,500,000	1,500,637
Hertz Vehicle Financing II L.P., Series 2017-1A, Class B, 3.56%, 10/25/2021(b)	320,000	321,909
Home Equity Asset Trust, Series 2004-5, Class M2, 3.21% (1 mo. USD LIBOR + 0.95%), 11/25/2034(a)	1,106,896	1,113,470
Home Partners of America Trust
Series 2017-1, Class A, 3.21% (1 mo. USD LIBOR + 0.82%), 07/17/2034(a)(b)	1,709,216	1,705,160
Series 2018-1, Class B, 3.49% (1 mo. USD LIBOR + 1.10%), 07/17/2037(a)(b)	1,760,000	1,753,264
Invitation Homes Trust
Series 2017-SFR2, Class A, 3.24% (1 mo. USD LIBOR + 0.85%), 12/17/2036(a)(b)	1,898,312	1,897,199
Series 2017-SFR2, Class C, 3.84% (1 mo. USD LIBOR + 1.45%), 12/17/2036(a)(b)	5,620,000	5,636,726
Series 2018-SFR1, Class B, 3.34% (1 mo. USD LIBOR + 0.95%), 03/17/2037(a)(b)	1,000,000	991,070
Series 2018-SFR4, Class C, 3.79% (1 mo. USD LIBOR + 1.40%), 01/17/2038(a)(b)	3,000,000	3,014,644
	Principal Amount	Value

Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 2.91% (1 mo. USD LIBOR + 0.64%), 10/25/2028(a)	$274,073	$ 274,677
Series 2005-A2, Class A5, 4.46%, 02/25/2035(d)	103,991	105,568
Morgan Stanley Capital I Trust
Series 2017-CLS, Class B, 3.18% (1 mo. USD LIBOR + 0.85%), 11/15/2034(a)(b)	2,200,000	2,207,245
Series 2017-JWDR, Class A, 3.18% (1 mo. USD LIBOR + 0.85%), 11/15/2034(a)(b)	3,000,000	3,003,240
OBX Trust
Series 2018-EXP1, Class 2A1, 3.12% (1 mo. USD LIBOR + 0.85%), 04/25/2048(a)(b)	3,495,785	3,499,863
Series 2018-EXP2, Class 2A2, 3.22% (1 mo. USD LIBOR + 0.95%), 11/25/2048(a)(b)	2,882,725	2,895,316
2019-EXP1, Class 2A2, 3.42% (1 mo. USD LIBOR + 1.15%), 01/25/2059(a)(b)	1,295,227	1,293,646
Series 2019-EXP2, Class 2A2, 3.57% (1 mo. USD LIBOR + 1.20%), 07/25/2059(a)(b)	2,614,000	2,617,228
Pennsylvania Higher Education Assistance Agency, Series 2009-2, Class A2, 3.38% (3 mo. USD LIBOR + 1.10%), 01/25/2028(a)	1,028,240	1,032,867
Residential Mortgage Loan Trust, Series 2019-1, Class M1, 3.94%, 10/25/2058(b)(d)	1,612,978	1,637,801
Rosslyn Portfolio Trust, Series 2017-ROSS, Class B, 3.58% (1 mo. USD LIBOR + 1.25%), 06/15/2033(a)(b)	1,000,000	1,000,646
Stonemont Portfolio Trust, Series 2017-MONT, Class A, 3.12% (1 mo. USD LIBOR + 0.85%), 08/20/2030(a)(b)	969,780	970,480
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 3.11% (1 mo. USD LIBOR + 0.75%), 11/11/2034(a)(b)	1,215,120	1,216,066
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class A2, 4.50%, 06/25/2034(d)	136,959	141,213
Wells Fargo Commercial Mortgage Trust, Series 2018-BXI, Class A, 3.06% (1 mo. USD LIBOR + 0.73%), 12/15/2036(a)(b)	2,365,568	2,360,075
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12, Class 1A1, 5.02%, 05/25/2035(d)	247,430	256,227
Total Asset-Backed Securities (Cost $75,573,669)		75,704,352

Agency Credit Risk Transfer Notes-18.93%
Fannie Mae Connecticut Avenue Securities
Series CAS 2014-C02, Class 2M2, 4.87% (1 mo. USD LIBOR + 2.60%), 05/25/2024(a)(e)	3,460,695	3,599,244
Series CAS 2014-C03, Class 1M2, 5.27% (1 mo. USD LIBOR + 3.00%), 07/25/2024(a)(e)	6,473,908	6,851,844
Series CAS 2014-C03, Class 2M2, 5.17% (1 mo. USD LIBOR + 2.90%), 07/25/2024(a)(e)	3,902,166	4,095,443

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value

Series CAS 2015-C02, Class 2M2, 6.27% (1 mo. USD LIBOR + 4.00%), 05/25/2025(a)(e)	$1,117,421	$ 1,165,389
Series CAS 2016-C02, Class 1M2, 8.27% (1 mo. USD LIBOR + 6.00%), 09/25/2028(a)(e)	2,789,161	3,077,333
Freddie Mac
Series 2014-DN1, Class M2, STACR® Debt Notes, 4.47% (1 mo. USD LIBOR + 2.20%), 02/25/2024(a)(f)	2,945,581	2,995,792
Series 2014-DN2, Class M2, STACR® Debt Notes, 3.92% (1 mo. USD LIBOR + 1.65%), 04/25/2024(a)(f)	556,986	559,838
Series 2014-HQ2, Class M2, STACR® Debt Notes, 4.47% (1 mo. USD LIBOR + 2.20%), 09/25/2024(a)(f)	4,697,648	4,764,752
Series 2015-DNA3, Class M2, STACR® Debt Notes, 5.12% (1 mo. USD LIBOR + 2.85%), 04/25/2028(a)(f)	6,900,791	7,012,637
Series 2015-HQ2, Class M2, STACR® Debt Notes, 4.22% (1 mo. USD LIBOR + 1.95%), 05/25/2025(a)(f)	6,325,843	6,418,644
Series 2016-DNA1, Class M2, STACR® Debt Notes, 5.30% (1 mo. USD LIBOR + 2.90%), 07/25/2028(a)(f)	5,834,483	5,893,249
Series 2016-DNA4, Class M2 STACR® Debt Notes, 3.57% (1 mo. USD LIBOR + 1.30%), 03/25/2029(a)(f)	2,202,722	2,206,413
Series 2016-HQA1, Class M2, STACR® Debt Notes, 5.02% (1 mo. USD LIBOR + 2.75%), 09/25/2028(a)(f)	986,121	994,577
Series 2016-HQA3, Class M2, STACR® Debt Notes, 3.62% (1 mo. USD LIBOR + 1.35%), 03/25/2029(a)(f)	8,317,767	8,359,945
Series 2016-HQA4, Class M2, STACR® Debt Notes, 3.57% (1 mo. USD LIBOR + 1.30%), 04/25/2029(a)(f)	2,901,374	2,915,657
Series 2017-DNA2, Class M1, STACR® Debt Notes, 3.47% (1 mo. USD LIBOR + 1.20%), 10/25/2029(a)(f)	3,982,629	4,008,460
Series 2017-HQA1, Class M1 STACR® Debt Notes, 3.47% (1 mo. USD LIBOR + 1.20%), 08/25/2029(a)(f)	730,862	733,271
Series 2018-HRP2, Class M2, STACR® Debt Notes, 3.52% (1 mo. USD LIBOR + 1.25%), 02/25/2047(a)(b)(f)	3,000,000	3,016,532
Freddie Mac STRIPS
2.79% (1 mo. USD LIBOR + 0.35%), 10/15/2037(a)	4,577,543	4,554,322
2.79% (1 mo. USD LIBOR + 0.35%), 09/15/2040(a)	1,349,424	1,343,535
Total Agency Credit Risk Transfer Notes (Cost $75,166,864)		74,566,877
	Principal Amount	Value
U.S. Treasury Securities-7.09%
U.S. Treasury Floating Rate Notes-7.09%
2.20% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%), 01/31/2021(a)	$12,200,000	$ 12,190,866
2.22% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%), 04/30/2021(a)	15,750,000	15,748,122
Total U.S. Treasury Securities (Cost $27,936,367)		27,938,988
U.S. Government Sponsored Agency Mortgage-Backed Securities-5.35%
Collateralized Mortgage Obligations-3.70%
Fannie Mae REMICs
Series 2011-127, Class FJ, 2.62% (1 mo. USD LIBOR + 0.35%), 09/25/2041(a)	140,010	140,187
Series 2014-92, Class FB, 2.76% (1 mo. USD LIBOR + 0.32%), 01/25/2045(a)	1,803,703	1,794,207
Series 2016-25, Class FL, 2.77% (1 mo. USD LIBOR + 0.50%), 05/25/2046(a)	477,939	478,374
Series 2017-100, Class FM, 2.76% (1 mo. USD LIBOR + 0.32%), 12/25/2047(a)	597,611	594,642
Series 2017-68, Class AF, 2.74% (1 mo. USD LIBOR + 0.30%), 09/25/2047(a)	1,720,749	1,710,498
Freddie Mac REMICs
Series 4091, Class JF, 2.83% (1 mo. USD LIBOR + 0.50%), 06/15/2041(a)	369,573	370,881
Series 4547, Class FA, 2.89% (1 mo. USD LIBOR + 0.45%), 09/15/2040(a)	1,405,019	1,406,141
Series 4683, Class FA, 2.79% (1 mo. USD LIBOR + 0.35%), 09/15/2038(a)	1,788,320	1,789,921
Series 4770, Class FA, 2.76% (1 mo. USD LIBOR + 0.32%), 08/15/2043(a)	1,785,023	1,784,189
Freddie Mac Multifamily Structured Pass Through Ctfs., Series K-F17, Class A, 2.95% (1 mo. USD LIBOR + 0.55%), 03/25/2023(a)	1,867,106	1,870,996
Freddie Mac Multifamily Structured Pass Through Certificates, Series Q008, Class A, 2.79% (1 mo. USD LIBOR + 0.39%), 10/25/2045(a)	2,644,455	2,626,271
		14,566,307
Federal Home Loan Mortgage Corp. (FHLMC)-0.49%
ARM, 4.63% (1 yr. USD LIBOR + 1.59%), 06/01/2037(a)	347,947	364,759
ARM, 4.59% (1 yr. USD LIBOR + 1.74%), 11/01/2038(a)	789,515	830,684
ARM, 4.64% (1 yr. USD LIBOR + 1.73%), 03/01/2043(a)	710,214	738,415
		1,933,858
Federal National Mortgage Association (FNMA)-0.79%
ARM, 4.77% (1 yr. USD LIBOR + 1.64%), 02/01/2035(a)	59,595	59,745
ARM, 4.15% (6 mo. USD LIBOR + 1.57%), 07/01/2035(a)	119,453	123,657
ARM, 4.81% (1 yr. U.S. Treasury Yield Curve Rate + 2.35%), 07/01/2035(a)	1,437,774	1,525,318
ARM, 4.56% (1 yr. USD LIBOR + 1.79%), 10/01/2036(a)	535,706	562,530

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2019
(Unaudited)
	Principal Amount	Value
Federal National Mortgage Association (FNMA)-(continued)
ARM, 4.78% (1 yr. USD LIBOR + 1.78%), 03/01/2037(a)	$232,489	$ 242,300
ARM, 4.65% (1 yr. USD LIBOR + 1.62%), 11/01/2037(a)	543,890	571,397
		3,084,947
Government National Mortgage Association (GNMA)-0.37%
ARM, 2.50% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 10/20/2047(a)	1,447,851	1,461,440
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $21,087,344)		21,046,552
	Shares
Exchange-Traded Funds-2.82%
Invesco Variable Rate Preferred ETF(g) (Cost $10,995,360)	441,000	11,117,610
	Principal Amount	Value
Commercial Paper-2.54%(h)
Smithfield Foods, Inc., 2.60%, 08/19/2019(b) (Cost $9,987,000)	$10,000,000	$ 9,985,708
	Shares
Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(i) (Cost $316,288)	316,288	316,288
TOTAL INVESTMENTS IN SECURITIES-99.76% (Cost $392,882,185)		392,915,665
OTHER ASSETS LESS LIABILITIES-0.24%		952,530
NET ASSETS-100.00%		$393,868,195

Investment Abbreviations:
ARM	-Adjustable Rate Mortgage
CAS	-Connecticut Avenue Securities
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
LIBOR	-London Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2019.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $134,918,218, which represented 34.25% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2019.
(e)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(f)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(g)	The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2019.

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2019	Dividend Income
Invesco Variable Rate Preferred ETF	$-	$10,995,360	$-	$122,250	$-	$11,117,610	$100,085

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for Invesco Ultra Short Duration ETF and certain Funds listed below, as of July 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). All of the securities in Invesco Ultra Short Duration ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Downside Hedged ETF
Investments in Securities
Common Stocks & Other Equity Interests	$29,077,633	$-	$-	$29,077,633
Money Market Funds	5,858,644	-	-	5,858,644
Total Investments in Securities	34,936,277	-	-	34,936,277
Other Investments - Assets(a)
Futures Contracts	273,791	-	-	273,791
Total Investments	$35,210,068	$-	$-	$35,210,068
Invesco Total Return Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$30,074,458	$-	$30,074,458
U.S. Dollar Denominated Bonds & Notes	-	27,367,320	-	27,367,320
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	20,589,773	-	20,589,773
Asset-Backed Securities	-	8,041,382	-	8,041,382
U.S. Government Sponsored Agency Securities	-	2,852,326	-	2,852,326
Municipal Obligations	-	631,714	-	631,714
Preferred Stocks	369,889	-	-	369,889
Agency Credit Risk Transfer Notes	-	246,810	-	246,810
Non-U.S. Dollar Denominated Bonds & Notes	-	119,805	-	119,805
Variable Rate Senior Loan Interests	-	91,625	-	91,625
Open Exchanged-Traded Index Options Purchased	41,660	-	-	41,660
Total Investments in Securities	411,549	90,015,213	-	90,426,762
Other Investments - Assets(a)
Forward Foreign Currency Contracts	-	4,485	-	4,485
Futures Contracts	33,270	-	-	33,270
Other Investments - Liabilities(a)
Futures Contracts	(306,455)	-	-	(306,455)
Total Other Investments	(273,185)	4,485	-	(268,700)
Total Investments	$138,364	$90,019,698	$-	$90,158,062

	Level 1	Level 2	Level 3	Total
Invesco Variable Rate Investment Grade ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$172,239,290	$-	$172,239,290
Asset-Backed Securities	-	75,704,352	-	75,704,352
Agency Credit Risk Transfer Notes	-	74,566,877	-	74,566,877
U.S. Treasury Securities	-	27,938,988	-	27,938,988
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	21,046,552	-	21,046,552
Exchange-Traded Funds	11,117,610	-	-	11,117,610
Commercial Paper	-	9,985,708	-	9,985,708
Money Market Funds	316,288	-	-	316,288
Total Investments	$11,433,898	$381,481,767	$-	$392,915,665

(a)	Futures contracts and forward foreign currency contracts are valued at unrealized appreciation (depreciation).